UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)

Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):

Empower S&P Small Cap 600
®
Index Fund
ANNUAL SHAREHOLDER REPORT
Class L / MXNSX | December 31, 2024
This annual shareholder report contains important information about the Empower S&P Small Cap 600
®
Index Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Small Cap 600 ® Index Fund (Class L/MXNSX)	$ 84	0.81%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 7.71%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 23.81% and an additional index with investment characteristics similar to those of the Fund, the S&P SmallCap 600
®
Index, which returned 8.70% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Irish Life Investment Managers Limited.
Stocks were supported by a robust economic backdrop in the U.S. and lowering of interest rates by the Federal Reserve, as well as expected deregulation and growth supportive policies from the incoming Trump administration. Carpenter Technology Corporation, a steel company, was the largest contributor to performance as healthy margins and rising demand supported profits. Mueller Industries, a manufacturer of industrial metals and machinery, also added to performance. SolarEdge Technologies, a solar panel company, detracted the most from performance due to reduced solar panel demand leading to weaker earnings. Transmedics Group, a medical technology company, was also a negative contributor.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower S&P Small Cap 600 ® Index Fund (Class L/MXNSX)	7.71%	7.53%	8.11%
Russell 3000 ® Index	23.81%	13.86%	12.55%
S&P SmallCap 600 ® Index	8.70%	8.36%	8.96%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention
to.
Fund net assets	$ 1,183M
Total number of portfolio holdings	609
Total advisory fee paid	$ 2.0M
Portfolio turnover rate as of the end of the reporting period	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund,
representing
percentage of the total inv
est
ments

of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.90%
Bath & Body Works Inc	0.61%
U.S. Treasury Bills 4.32%	0.61%
Glaukos Corp	0.59%
Alaska Air Group Inc	0.58%
ATI Inc	0.56%
Robert Half Inc	0.51%
VF Corp	0.51%
SPS Commerce Inc	0.50%
SPX Technologies Inc	0.48%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower S&P Small Cap 600
®
Index Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXERX | December 31, 2024
This annual shareholder report contains important information about the Empower S&P Small Cap 600
®
Index Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Small Cap 600 ® Index Fund (Institutional Class/MXERX)	$ 21	0.20%
Management’s Discussion of Fund
Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 8.54%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 23.81% and an additional index with investment characteristics similar to those of the Fund, the S&P SmallCap 600
®
Index, which returned 8.70% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Irish Life Investment Managers Limited.
Stocks were supported by a robust economic backdrop in the U.S. and lowering of interest rates by the Federal Reserve, as well as expected deregulation and growth supportive policies from the incoming Trump administration. Carpenter Technology Corporation, a steel company, was the largest contributor to performance as healthy margins and rising demand supported profits. Mueller Industries, a manufacturer of industrial metals and machinery, also added to performance. SolarEdge Technologies, a solar panel company, detracted the most from performance due to reduced solar panel demand leading to weaker earnings. Transmedics Group, a medical technology company, was also a negative contributor.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower S&P Small Cap 600 ® Index Fund (Institutional Class/MXERX)	8.54%	8.19%	8.92%
Russell 3000 ® Index	23.81%	13.86%	12.74%
S&P SmallCap 600 ® Index	8.70%	8.36%	9.10%
(a)
Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,183M
Total number of portfolio holdings	609
Total advisory fee paid	$ 2.0M
Portfolio turnover rate as of the end of the reporting period	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.90%
Bath & Body Works Inc	0.61%
U.S. Treasury Bills 4.32%	0.61%
Glaukos Corp	0.59%
Alaska Air Group Inc	0.58%
ATI Inc	0.56%
Robert Half Inc	0.51%
VF Corp	0.51%
SPS Commerce Inc	0.50%
SPX Technologies Inc	0.48%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower S&P Small Cap 600
®
Index Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXISX | December 31, 2024
This annual shareholder report contains important information about the Empower S&P Small Cap 600
®
Index Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Small Cap 600 ® Index Fund (Investor Class/MXISX)	$ 58	0.56%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the
Fund
returned 7.94%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 23.81% and an additional index with investment characteristics similar to those of the Fund, the S&P SmallCap 600
®
Index, which returned 8.70% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Irish Life Investment Managers Limited.
Stocks were supported by a robust economic backdrop in the U.S. and lowering of interest rates by the Federal Reserve, as well as expected deregulation and growth supportive policies from the incoming Trump administration. Carpenter Technology Corporation, a steel company, was the largest contributor to performance as healthy margins and rising demand supported profits. Mueller Industries, a manufacturer of industrial metals and machinery, also added to performance. SolarEdge Technologies, a solar panel company, detracted the most from performance due to reduced solar panel demand leading to weaker earnings. Transmedics Group, a medical technology company, was also a negative contributor.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower S&P Small Cap 600 ® Index Fund (Investor Class/MXISX)	7.94%	7.77%	8.37%
Russell 3000 ® Index	23.81%	13.86%	12.55%
S&P SmallCap 600 ® Index	8.70%	8.36%	8.96%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,183M
Total number of portfolio holdings	609
Total advisory fee paid	$ 2.0M
Portfolio turnover rate as of the end of the reporting period	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.90%
Bath & Body Works Inc	0.61%
U.S. Treasury Bills 4.32%	0.61%
Glaukos Corp	0.59%
Alaska Air Group Inc	0.58%
ATI Inc	0.56%
Robert Half Inc	0.51%
VF Corp	0.51%
SPS Commerce Inc	0.50%
SPX Technologies Inc	0.48%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Small Cap Growth Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXMSX | December 31, 2024
This annual shareholder report contains important information about the Empower Small Cap Growth Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2
024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Small Cap Growth Fund (Institutional Class/MXMSX)	$ 89	0.84%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 10.84%, as compared
to its broad-based securities market index, the Russell 3000
®
Index, which returned 23.81% and an additional index with investment characteristics similar to those of the Fund, the Russell 2000
®
Growth Index, which returned 15.15% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Lord, Abbett & Co. LLC (“Lord Abbett”) and Peregrine Capital Management, LLC (“Peregrine”).
Lord Abbett’s security selection within the healthcare sector was a primary contributor to relative performance over the period, led by an overweight allocation to Longboard Pharmaceuticals, Inc. The top detractor from relative performance was security selection within the financials sector, led by an overweight allocation to AvidXchange Holdings, Inc.
Peregrine’s biggest contributor to performance was stock selection in insurance, where property casualty brokers and niche underwriters benefited from a strong demand backdrop and pricing tailwinds. The biggest detractor from performance was not owning Super Micro Computer.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Small Cap Growth Fund (Institutional Class/MXMSX)	10.84%	8.63%	9.35%
Russell 3000 ® Index	23.81%	13.86%	14.02%
Russell 2000 ® Growth Index	15.15%	6.86%	8.66%
(a)
Institutional Class inception date was September 10, 2015.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 140M
Total number of portfolio holdings	185
Total advisory fee paid	$ 1.1M
Portfolio turnover rate as of the end of the reporting period	55%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.57%
PTC Inc	1.38%
SS&C Technologies Holdings Inc	1.26%
Avantor Inc	1.18%
Element Solutions Inc	1.15%
Box Inc Class A	1.12%
Ciena Corp	1.11%
CyberArk Software Ltd	1.09%
Stifel Financial Corp	1.08%
Baldwin Insurance Group Inc	1.02%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Small Cap Growth Fund
ANNUAL SHAREHOLDER REPORT
Investor Class /
MXMTX
 | December 31, 2024
This annual shareholder report contains important information about the Empower Small Cap Growth Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Small Cap Growth Fund (Investor Class/MXMTX)	$ 125	1.19%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 10.49%, as compared to its broad
-based securities market index, the Russell 3000
®
Index, which returned 23.81% and an additional index with investment characteristics similar to those of the Fund, the Russell 2000
®
Growth Index, which returned 15.15% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Lord, Abbett & Co. LLC (“Lord Abbett”) and Peregrine Capital Management, LLC (“Peregrine”).
Lord Abbett’s security selection within the healthcare sector was a primary contributor to relative performance over the period, led by an overweight allocation to Longboard Pharmaceuticals, Inc. The top detractor from relative performance was security selection within the financials sector, led by an overweight allocation to AvidXchange Holdings, Inc.
Peregrine’s biggest contributor to performance was stock selection in insurance, where property casualty brokers and niche underwriters benefited from a strong demand backdrop and pricing tailwinds. The biggest detractor from performance was not owning Super Micro Computer.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Small Cap Growth Fund (Investor Class/MXMTX)	10.49%	8.26%	8.98%
Russell 3000 ® Index	23.81%	13.86%	14.02%
Russell 2000 ® Growth Index	15.15%	6.86%	8.66%
(a)
Investor Class inception date was September 10, 2015.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 140M
Total number of portfolio holdings	185
Total advisory fee paid	$ 1.1M
Portfolio turnover rate as of the end of the reporting period	55%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.57%
PTC Inc	1.38%
SS&C Technologies Holdings Inc	1.26%
Avantor Inc	1.18%
Element Solutions Inc	1.15%
Box Inc Class A	1.12%
Ciena Corp	1.11%
CyberArk Software Ltd	1.09%
Stifel Financial Corp	1.08%
Baldwin Insurance Group Inc	1.02%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Small Cap Value Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXTFX | December 31, 2024
This annual shareholder report contains important information about the Empower Small Cap Value Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Small Cap Value Fund (Institutional Class/MXTFX)	$ 77	0.74%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned
8.65%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 23.81% and an additional index with investment characteristics similar to those of the Fund, the Russell 2000
®
Value Index, which returned 8.05% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Hotchkis & Wiley Capital Management, LLC (“Hotchkis & Wiley”) and Loomis, Sayles, & Company, L.P. (“Loomis Sayles”).
Hotchkis & Wiley’s overweight position and positive stock selection in financials was the largest positive contributor. Overweight exposure and stock selection in consumer discretionary were the top performance detractors in the year. An underweight in small cap stocks with a lot of debt and/or negative earnings, which outperformed in the year, also detracted from relative performance.
Loomis Sayles benefited from an equity market that rewarded larger and higher quality stocks as its portfolio is primarily invested in the upper end of the market capitalization range. In this environment, stock selection was responsible for driving all of the outperformance versus the benchmark as sector allocation was neutral. The utilities sector provided the largest contribution to relative performance due to strong security selection in the sector and included Talen Energy, the top contributing stock in the portfolio. Energy was the largest performance detractor as the sector was overweight in addition to lagging security selection in some of the larger portfolio weights, such as oil services company Weatherford International.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Small Cap Value Fund (Institutional Class/MXTFX)	8.65%	9.51%	8.30%
Russell 3000 ® Index	23.81%	13.86%	12.74%
Russell 2000 ® Value Index	8.05%	7.29%	7.41%
(a)
Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 491M
Total number of portfolio holdings	446
Total advisory fee paid	$ 3.4M
Portfolio turnover rate as of the end of the reporting period	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Moog Inc Class A	1.30%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.25%
Knife River Corp	1.19%
United States Cellular Corp	1.13%
Wintrust Financial Corp	1.09%
Talen Energy Corp	1.03%
Federal Agricultural Mortgage Corp Class C	1.00%
Vontier Corp	1.00%
TTM Technologies Inc	0.98%
Pinnacle Financial Partners Inc	0.94%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Small Cap Value Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXLSX | December 31, 2024
This annual shareholder report contains important information about the Empower Small Cap Value Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Small Cap Value Fund (Investor Class/MXLSX)	$ 113	1.09%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 8.21%, as compared to its broad
-based securities market index, the Russell 3000
®
Index, which returned 23.81% and an additional index with investment characteristics similar to those of the Fund, the Russell 2000
®
Value Index, which returned 8.05% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Hotchkis & Wiley Capital Management, LLC (“Hotchkis & Wiley”) and Loomis, Sayles, & Company, L.P. (“Loomis Sayles”).
Hotchkis & Wiley’s overweight position and positive stock selection in financials was the largest positive contributor. Overweight exposure and stock selection in consumer discretionary were the top performance detractors in the year. An underweight in small cap stocks with a lot of debt and/or negative earnings, which outperformed in the year, also detracted from relative performance.
Loomis Sayles benefited from an equity market that rewarded larger and higher quality stocks as its portfolio is primarily invested in the upper end of the market capitalization range. In this environment, stock selection was responsible for driving all of the outperformance versus the benchmark as sector allocation was neutral. The utilities sector provided the largest contribution to relative performance due to strong security selection in the sector and included Talen Energy, the top contributing stock in the portfolio. Energy was the largest performance detractor as the sector was overweight in addition to lagging security selection in some of the larger portfolio weights, such as oil services company Weatherford International.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Small Cap Value Fund (Investor Class/MXLSX)	8.21%	9.11%	7.97%
Russell 3000 ® Index	23.81%	13.86%	12.55%
Russell 2000 ® Value Index	8.05%	7.29%	7.14%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 491M
Total number of portfolio holdings	446
Total advisory fee paid	$ 3.4M
Portfolio turnover rate as of the end of the reporting period	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Moog Inc Class A	1.30%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.25%
Knife River Corp	1.19%
United States Cellular Corp	1.13%
Wintrust Financial Corp	1.09%
Talen Energy Corp	1.03%
Federal Agricultural Mortgage Corp Class C	1.00%
Vontier Corp	1.00%
TTM Technologies Inc	0.98%
Pinnacle Financial Partners Inc	0.94%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d) During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(e) Registrant’s Code of Ethics is attached hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,050,700 for fiscal year 2023 and $1,082,655 for fiscal year 2024.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this item were: $44,680 for fiscal year 2023 and $265,941 for fiscal year 2024. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self custody) audits, fund administration SOC1 testing, and N1-A and N-14 reviews.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2023 and $0 for fiscal year 2024.

(d) All Other Fees.  There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).

(e) (1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Empower Funds by its independent auditors.  The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Empower Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Empower Funds that is responsible for the financial reporting or operations of Empower Funds was employed by those auditors and participated in any capacity in an audit of Empower Funds during the year period (or such other period proscribed under Securities Exchange Commission rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Empower Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Empower Funds’ auditors will not provide the following non-audit services to Empower Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Empower Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2

Pre-approval with respect to Non-Empower Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Empower Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Empower Funds’ auditors to (a) Empower Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds.4   The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.  The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members.  Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(f) (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(g) Not Applicable.

(h) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2023 equaled $1,795,449 and for fiscal year 2024 equaled $2,094,252.

(i) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

1No pre-approval is required as to non-audit services provided to Empower Funds if: (a) the aggregate amount of all non-audit services provided to Empower Funds constitute not more than 5% of the total amount of revenues paid by Empower Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Empower Funds, Empower Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Empower Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Empower Funds’ primary investment adviser.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.
("Empower Funds")
Empower S&P Small Cap 600® Index Fund	Empower Small Cap Growth Fund
Institutional Class Ticker / MXERX	Institutional Class Ticker / MXMSX
Investor Class Ticker / MXISX	Investor Class Ticker / MXMTX
Class L Ticker / MXNSX
Empower Small Cap Value Fund
Institutional Class Ticker / MXTFX
Investor Class Ticker / MXLSX
(the "Fund(s)")
Annual Report
December 31, 2024
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.10%
23,599	AdvanSix Inc	$ 672,336
122,621	ATI Inc(a)	6,749,060
27,897	Balchem Corp	4,547,072
45,735	Century Aluminum Co(a)	833,292
16,669	Hawkins Inc	2,044,786
46,693	HB Fuller Co	3,150,844
30,417	Ingevity Corp(a)	1,239,493
21,116	Innospec Inc	2,324,027
14,053	Kaiser Aluminum Corp	987,504
18,512	Koppers Holdings Inc	599,789
47,828	Mativ Holdings Inc	521,325
27,745	Minerals Technologies Inc	2,114,446
102,646	MP Materials Corp(a)(b)	1,601,278
11,899	Quaker Chemical Corp(b)	1,674,903
14,620	Rogers Corp(a)	1,485,538
36,128	Sensient Technologies Corp	2,574,481
18,682	Stepan Co	1,208,725
29,889	Sylvamo Corp	2,361,829
		36,690,728
Communications — 4.94%
65,356	A10 Networks Inc	1,202,550
3,900	Cable One Inc(b)	1,412,268
51,650	Calix Inc(a)	1,801,036
75,428	Cargurus Inc(a)	2,756,139
52,308	Cars.com Inc(a)	906,498
35,991	Cogent Communications Holdings Inc	2,773,826
102,894	EchoStar Corp Class A(a)	2,356,273
22,358	ePlus Inc(a)	1,651,809
96,819	Etsy Inc(a)	5,120,757
112,987	Extreme Networks Inc(a)	1,891,402
54,935	Gogo Inc(a)	444,424
99,653	Harmonic Inc(a)	1,318,409
21,064	HealthStream Inc	669,835
163,937	Hims & Hers Health Inc(a)	3,963,997
61,775	IAC Inc(a)	2,664,974
21,676	InterDigital Inc(b)	4,199,075
18,076	Liquidity Services Inc(a)	583,674
874,606	Lumen Technologies Inc(a)	4,644,158
50,183	QuinStreet Inc(a)	1,157,722
20,684	Scholastic Corp	441,190
37,859	Shenandoah Telecommunications Co	477,402
21,390	Shutterstock Inc	649,186
96,201	Sprinklr Inc Class A(a)	812,898
23,007	TechTarget Inc(a)	455,999
139,124	TEGNA Inc	2,544,578
84,888	Telephone & Data Systems Inc	2,895,530
29,682	Thryv Holdings Inc(a)	439,294
93,347	TripAdvisor Inc(a)	1,378,735
70,722	Viasat Inc(a)(b)	601,844
188,201	Viavi Solutions Inc(a)	1,900,830
58,185	Yelp Inc(a)	2,251,759
37,371	Ziff Davis Inc(a)	2,030,740
		58,398,811
Shares		Fair Value
Consumer, Cyclical — 16.00%
60,598	Academy Sports & Outdoors Inc	$ 3,486,203
75,578	Adient PLC(a)	1,302,209
51,595	Advance Auto Parts Inc	2,439,928
108,991	Alaska Air Group Inc(a)	7,057,167
12,938	Allegiant Travel Co	1,217,725
105,721	American Axle & Manufacturing Holdings Inc(a)	616,353
150,442	American Eagle Outfitters Inc	2,507,868
16,860	Asbury Automotive Group Inc(a)	4,097,486
188,712	Bath & Body Works Inc	7,316,364
20,325	BJ's Restaurants Inc(a)	714,119
65,407	Bloomin' Brands Inc	798,619
26,195	Boot Barn Holdings Inc(a)	3,976,925
38,285	Brinker International Inc(a)	5,064,723
26,394	Buckle Inc	1,341,079
31,780	Caleres Inc	736,025
30,903	Carter's Inc	1,674,634
6,993	Cavco Industries Inc(a)	3,120,486
24,091	Century Communities Inc	1,767,316
44,619	Champion Homes Inc(a)	3,930,934
40,713	Cheesecake Factory Inc(b)	1,931,425
93,434	Cinemark Holdings Inc(a)	2,894,585
18,896	Cracker Barrel Old Country Store Inc(b)	998,843
109,979	Dana Inc	1,271,357
26,915	Dave & Buster's Entertainment Inc(a)	785,649
23,219	Dorman Products Inc(a)	3,008,021
24,184	Dream Finders Homes Inc Class A(a)(b)	562,762
19,885	Ethan Allen Interiors Inc	558,967
69,360	Foot Locker Inc(a)	1,509,274
37,012	Fox Factory Holding Corp(a)	1,120,353
32,417	G-III Apparel Group Ltd(a)	1,057,443
26,849	Gentherm Inc(a)	1,071,946
33,588	GMS Inc(a)	2,849,270
18,808	Golden Entertainment Inc	594,333
26,362	Green Brick Partners Inc(a)	1,489,189
11,184	Group 1 Automotive Inc	4,713,832
24,282	Guess? Inc(b)	341,405
305,269	Hanesbrands Inc(a)(b)	2,484,890
40,839	HNI Corp	2,057,060
19,959	Installed Building Products Inc	3,497,815
50,792	Interface Inc	1,236,785
16,484	Jack in the Box Inc	686,394
251,151	JetBlue Airways Corp(a)	1,974,047
97,529	Kohl's Corp(b)	1,369,307
42,759	Kontoor Brands Inc	3,652,046
36,329	La-Z-Boy Inc	1,582,855
22,240	LCI Industries	2,299,394
118,030	Leggett & Platt Inc	1,133,088
163,799	Leslie's Inc(a)	365,272
17,878	LGI Homes Inc(a)	1,598,293
23,272	M/I Homes Inc(a)	3,094,012

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Consumer, Cyclical — (continued)
14,345	Madison Square Garden Sports Corp(a)	$ 3,237,380
17,585	MarineMax Inc(a)	509,086
31,133	Meritage Homes Corp	4,788,878
57,653	MillerKnoll Inc	1,302,381
10,772	Monarch Casino & Resort Inc	849,911
64,523	National Vision Holdings Inc(a)	672,330
357,638	Newell Brands Inc	3,562,074
25,977	ODP Corp(a)(b)	590,717
93,208	OpenLane Inc(a)	1,849,247
12,469	Oxford Industries Inc	982,308
28,836	Papa John's International Inc	1,184,294
29,193	Patrick Industries Inc	2,425,354
10,675	PC Connection Inc	739,457
129,892	Penn Entertainment Inc(a)	2,574,459
35,853	Phinia Inc	1,727,039
21,705	PriceSmart Inc	2,000,550
126,933	Resideo Technologies Inc(a)	2,925,806
50,908	Revelyst Inc(a)	978,961
53,947	Rush Enterprises Inc Class A	2,955,756
335,984	Sabre Corp(a)	1,226,342
84,796	Sally Beauty Holdings Inc(a)	886,118
19,619	ScanSource Inc(a)	930,922
34,468	Shake Shack Inc Class A(a)	4,473,946
16,158	Shoe Carnival Inc	534,507
37,527	Signet Jewelers Ltd	3,028,804
79,786	Six Flags Entertainment Corp	3,844,887
34,382	SkyWest Inc(a)	3,442,670
12,017	Sonic Automotive Inc Class A	761,277
104,283	Sonos Inc(a)	1,568,416
18,470	Standard Motor Products Inc	572,201
61,464	Steven Madden Ltd	2,613,449
33,995	Sun Country Airlines Holdings Inc(a)	495,647
44,997	Titan International Inc(a)	305,530
124,833	Topgolf Callaway Brands Corp(a)	981,187
79,897	Tri Pointe Homes Inc(a)	2,897,065
12,743	UniFirst Corp	2,180,200
48,252	Urban Outfitters Inc(a)	2,648,070
284,918	VF Corp	6,114,340
66,814	Victoria's Secret & Co(a)	2,767,436
37,130	Wabash National Corp	636,037
24,159	Winnebago Industries Inc	1,154,317
69,815	Wolverine World Wide Inc	1,549,893
20,103	XPEL Inc(a)	802,914
		189,228,238
Consumer, Non-Cyclical — 17.55%
54,463	ABM Industries Inc	2,787,416
94,175	AdaptHealth Corp(a)	896,546
15,420	Addus HomeCare Corp(a)	1,932,897
202,809	ADMA Biologics Inc(a)	3,478,174
32,570	Adtalem Global Education Inc(a)	2,958,985
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
42,694	Alarm.com Holdings Inc(a)	$ 2,595,795
139,679	Alkermes PLC(a)	4,017,168
32,092	AMN Healthcare Services Inc(a)	767,641
31,541	Amphastar Pharmaceuticals Inc(a)	1,171,117
28,024	Andersons Inc	1,135,533
14,797	ANI Pharmaceuticals Inc(a)	817,978
46,605	Arcus Biosciences Inc(a)	693,949
83,406	Arlo Technologies Inc(a)	933,313
32,875	Artivion Inc(a)	939,896
35,702	Astrana Health Inc(a)	1,125,684
40,855	Avanos Medical Inc(a)	650,412
39,811	Azenta Inc(a)	1,990,550
69,404	B&G Foods Inc	478,194
30,527	BioLife Solutions Inc(a)	792,481
34,772	Cal-Maine Foods Inc	3,578,734
96,218	Catalyst Pharmaceuticals Inc(a)	2,008,070
7,690	Central Garden & Pet Co(a)(b)	298,372
43,428	Central Garden & Pet Co Class A(a)	1,435,295
96,732	Certara Inc(a)	1,030,196
29,796	Chefs' Warehouse Inc(a)	1,469,539
29,078	Collegium Pharmaceutical Inc(a)	833,085
91,304	Concentra Group Holdings Parent Inc	1,805,993
26,164	Conmed Corp	1,790,664
79,902	Corcept Therapeutics Inc(a)	4,026,262
96,449	CoreCivic Inc(a)	2,096,801
23,763	CorVel Corp(a)	2,643,871
95,562	Cytek Biosciences Inc(a)	620,197
39,134	Deluxe Corp	884,037
103,461	Dynavax Technologies Corp(a)	1,321,197
40,969	Edgewell Personal Care Co	1,376,558
50,668	Embecta Corp	1,046,294
54,944	EVERTEC Inc	1,897,216
78,153	Fortrea Holdings Inc(a)	1,457,551
27,869	Fresh Del Monte Produce Inc	925,530
16,657	Fulgent Genetics Inc(a)	307,655
118,491	GEO Group Inc(a)	3,315,378
47,584	Glaukos Corp(a)	7,134,745
46,994	Green Dot Corp Class A(a)	500,016
84,688	Grocery Outlet Holding Corp(a)	1,321,980
78,976	Hain Celestial Group Inc(a)	485,702
33,499	Harmony Biosciences Holdings Inc(a)	1,152,701
60,917	Healthcare Services Group Inc(a)	707,551
18,309	Heidrick & Struggles International Inc	811,272
19,989	Helen of Troy Ltd(a)	1,195,942
109,117	Hertz Global Holdings Inc(a)(b)	399,368
21,011	ICU Medical Inc(a)	3,260,277
43,319	Inari Medical Inc(a)	2,211,435
46,741	Innoviva Inc(a)	810,956

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
25,749	Inspire Medical Systems Inc(a)	$ 4,773,350
29,062	Integer Holdings Corp(a)	3,851,296
55,740	Integra LifeSciences Holdings Corp(a)	1,264,183
15,515	Interparfums Inc	2,040,378
116,225	Ironwood Pharmaceuticals Inc(a)	514,877
13,541	J & J Snack Foods Corp	2,100,615
7,972	John B Sanfilippo & Son Inc	694,441
35,396	John Wiley & Sons Inc Class A	1,547,159
44,295	Korn Ferry	2,987,698
21,657	Krystal Biotech Inc(a)	3,392,786
17,611	LeMaitre Vascular Inc	1,622,678
16,102	Ligand Pharmaceuticals Inc(a)	1,725,329
55,034	LiveRamp Holdings Inc(a)	1,671,383
26,859	Matthews International Corp Class A	743,457
50,242	Merit Medical Systems Inc(a)	4,859,406
12,632	MGP Ingredients Inc(b)	497,322
85,282	Mister Car Wash Inc(a)	621,706
27,097	Monro Inc	672,006
79,571	Myriad Genetics Inc(a)	1,090,918
19,965	National Beverage Corp	851,907
10,874	National HealthCare Corp	1,169,607
112,611	NeoGenomics Inc(a)	1,855,829
40,537	Omnicell Inc(a)	1,804,707
223,065	Organon & Co	3,328,130
60,961	Owens & Minor Inc(a)	796,760
38,651	Pacira BioSciences Inc(a)	728,185
67,221	Patterson Cos Inc	2,074,440
224,316	Payoneer Global Inc(a)	2,252,133
72,175	Pediatrix Medical Group Inc(a)	946,936
51,761	Perdoceo Education Corp	1,370,114
17,144	Phibro Animal Health Corp Class A	360,024
83,004	Premier Inc Class A	1,759,685
43,084	Prestige Consumer Healthcare Inc(a)	3,364,430
36,347	PROG Holdings Inc	1,536,024
63,971	Progyny Inc(a)	1,103,500
51,323	Protagonist Therapeutics Inc(a)	1,981,068
18,912	Pursuit Attractions and Hospitality Inc(a)	803,949
41,380	Quanex Building Products Corp	1,003,051
57,525	QuidelOrtho Corp(a)	2,562,739
55,833	RadNet Inc(a)	3,899,377
87,433	Robert Half Inc	6,160,529
88,268	Select Medical Holdings Corp	1,663,852
79,235	Simply Good Foods Co(a)	3,088,580
27,898	SpartanNash Co	511,091
42,046	STAAR Surgical Co(a)	1,021,297
20,490	Strategic Education Inc	1,914,176
37,180	Stride Inc(a)	3,864,117
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
46,901	Supernus Pharmaceuticals Inc(a)	$ 1,695,940
56,355	Tandem Diabetes Care Inc(a)	2,029,907
114,163	TG Therapeutics Inc(a)	3,436,306
15,016	Tootsie Roll Industries Inc	485,467
28,905	TransMedics Group Inc(a)	1,802,227
40,549	TreeHouse Foods Inc(a)	1,424,486
6,330	UFP Technologies Inc(a)	1,547,748
51,822	United Natural Foods Inc(a)	1,415,259
21,929	Universal Corp	1,202,586
40,667	Upbound Group Inc	1,186,256
13,425	US Physical Therapy Inc	1,190,932
10,284	USANA Health Sciences Inc(a)	369,093
42,998	Vericel Corp(a)	2,361,020
140,809	Verra Mobility Corp(a)	3,404,762
100,700	Vestis Corp	1,534,668
77,987	Vir Biotechnology Inc(a)	572,425
11,583	WD-40 Co	2,810,962
54,287	WK Kellogg Co(b)	976,623
60,453	Xencor Inc(a)	1,389,210
		207,607,271
Energy — 5.03%
9,566	Alpha Metallurgical Resources Inc(a)	1,914,348
15,708	Arch Resources Inc	2,218,284
152,458	Archrock Inc	3,794,679
52,988	Atlas Energy Solutions Inc(b)	1,175,274
20,642	Bristow Group Inc(a)	708,020
60,583	California Resources Corp	3,143,652
77,708	Comstock Resources Inc(a)(b)	1,415,840
23,322	Consol Energy Inc	2,487,991
41,341	Core Laboratories Inc	715,613
147,894	Crescent Energy Co Class A	2,160,731
31,026	CVR Energy Inc	581,427
93,378	DNOW Inc(a)	1,214,848
53,852	Green Plains Inc(a)	510,517
126,893	Helix Energy Solutions Group Inc(a)	1,182,643
84,505	Helmerich & Payne Inc	2,705,850
31,445	Innovex International Inc(a)	439,287
139,477	Liberty Energy Inc	2,774,198
164,533	Magnolia Oil & Gas Corp	3,846,781
8,031	Nabors Industries Ltd(a)	459,132
84,976	Northern Oil & Gas Inc	3,157,708
85,758	Oceaneering International Inc(a)	2,236,569
48,771	Par Pacific Holdings Inc(a)	799,357
302,545	Patterson-UTI Energy Inc	2,499,022
105,798	Peabody Energy Corp	2,215,410
64,567	ProPetro Holding Corp(a)	602,410
13,564	REX American Resources Corp(a)	565,483
73,640	RPC Inc(b)	437,422
98,133	SM Energy Co	3,803,635
49,235	SolarEdge Technologies Inc(a)(b)	669,596

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Energy — (continued)
75,005	SunCoke Energy Inc	$ 802,553
194,619	Sunrun Inc(a)	1,800,226
108,820	Talos Energy Inc(a)	1,056,642
42,080	Tidewater Inc(a)	2,302,197
23,355	Vital Energy Inc(a)(b)	722,136
44,391	Warrior Met Coal Inc	2,407,768
		59,527,249
Financial — 25.99%
103,195	Acadia Realty Trust REIT	2,493,191
23,082	Acadian Asset Management Inc	607,980
88,679	Air Lease Corp	4,275,215
63,030	Alexander & Baldwin Inc REIT	1,118,152
43,429	Ambac Financial Group Inc(a)	549,377
42,548	American Assets Trust Inc REIT	1,117,310
55,444	Ameris Bancorp	3,469,131
16,910	AMERISAFE Inc	871,541
110,879	Apollo Commercial Real Estate Finance Inc REIT	960,212
190,735	Apple Hospitality Inc REIT	2,927,782
163,759	Arbor Realty Trust Inc REIT(b)	2,268,062
60,183	Armada Hoffler Properties Inc REIT	615,672
43,385	ARMOUR Residential Inc REIT(b)	818,241
59,801	Artisan Partners Asset Management Inc Class A	2,574,433
41,138	Assured Guaranty Ltd	3,702,831
76,620	Atlantic Union Bankshares Corp	2,902,366
46,499	Axos Financial Inc(a)	3,247,955
120,965	Banc of California Inc	1,870,119
17,252	BancFirst Corp	2,021,589
40,746	Bancorp Inc(a)	2,144,462
34,307	Bank of Hawaii Corp	2,444,031
64,599	BankUnited Inc	2,465,744
29,209	Banner Corp	1,950,285
37,086	Berkshire Hills Bancorp Inc	1,054,355
319,829	BGC Group Inc Class A	2,897,651
147,377	Blackstone Mortgage Trust Inc Class A REIT (b)	2,565,834
153,559	Brandywine Realty Trust REIT	859,930
42,404	Bread Financial Holdings Inc	2,589,188
79,868	Brookline Bancorp Inc	942,442
107,300	Capitol Federal Financial Inc	634,143
161,272	CareTrust Inc REIT	4,362,408
60,807	Cathay General Bancorp	2,895,021
13,240	Centerspace REIT	875,826
24,253	Central Pacific Financial Corp	704,550
12,803	City Holding Co	1,516,899
22,767	Cohen & Steers Inc	2,102,305
44,922	Community Financial System Inc	2,770,789
Shares		Fair Value
Financial — (continued)
81,986	Curbline Properties Corp REIT	$ 1,903,715
196,129	Cushman & Wakefield PLC(a)	2,565,367
24,743	Customers Bancorp Inc(a)	1,204,489
114,343	CVB Financial Corp	2,448,084
180,977	DiamondRock Hospitality Co REIT	1,634,222
30,958	Dime Community Bancshares Inc	951,494
145,796	Douglas Emmett Inc REIT	2,705,974
26,579	Eagle Bancorp Inc	691,851
83,840	Easterly Government Properties Inc REIT	952,422
78,594	Ellington Financial Inc REIT(b)	952,559
75,697	Elme Communities REIT	1,155,893
21,064	Employers Holdings Inc	1,079,109
21,077	Encore Capital Group Inc(a)	1,006,848
22,307	Enova International Inc(a)	2,138,795
152,479	Essential Properties Realty Trust Inc REIT(b)	4,769,543
71,940	eXp World Holdings Inc(b)	828,029
47,047	EZCORP Inc Class A(a)	574,914
30,530	FB Financial Corp	1,572,600
36,095	First Bancorp	1,587,097
138,831	First BanCorp Inc	2,580,868
88,583	First Commonwealth Financial Corp	1,498,824
82,383	First Financial Bancorp	2,214,455
109,225	First Hawaiian Inc	2,834,389
81,984	Four Corners Property Trust Inc REIT	2,225,046
73,098	Franklin BSP Realty Trust Inc REIT	916,649
156,054	Fulton Financial Corp	3,008,721
365,569	Genworth Financial Inc(a)	2,555,327
42,936	Getty Realty Corp REIT	1,293,662
169,851	Global Net Lease Inc REIT	1,239,912
21,072	Goosehead Insurance Inc Class A(a)	2,259,340
101,577	HA Sustainable Infrastructure Capital Inc	2,725,311
24,622	Hanmi Financial Corp	581,572
7,242	HCI Group Inc	843,910
28,121	Heritage Financial Corp	688,965
93,462	Highwoods Properties Inc REIT	2,858,068
40,807	Hilltop Holdings Inc	1,168,304
105,691	Hope Bancorp Inc	1,298,942
36,016	Horace Mann Educators Corp	1,412,908
36,116	Independent Bank Corp	2,318,286
31,545	Independent Bank Group Inc	1,913,835
24,203	Innovative Industrial Properties Inc REIT	1,612,888
63,635	Jackson Financial Inc Class A	5,541,336
76,809	JBG Smith Properties REIT	1,180,554
103,974	Kennedy-Wilson Holdings Inc	1,038,700

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Financial — (continued)
48,329	KKR Real Estate Finance Trust Inc REIT	$ 488,123
21,448	Lakeland Financial Corp	1,474,765
146,727	Lincoln National Corp	4,652,713
38,166	LTC Properties Inc REIT	1,318,635
256,238	LXP Industrial Trust REIT	2,080,653
211,491	Macerich Co REIT	4,212,901
275,804	MARA Holdings Inc(a)(b)	4,625,233
21,200	Marcus & Millichap Inc	811,112
510,570	Medical Properties Trust Inc REIT(b)	2,016,751
23,380	Mercury General Corp	1,554,302
60,470	Moelis & Co Class A	4,467,524
54,994	Mr Cooper Group Inc(a)	5,279,974
32,384	National Bank Holdings Corp Class A	1,394,455
64,163	Navient Corp	852,726
40,570	NBT Bancorp Inc	1,937,623
82,655	New York Mortgage Trust Inc REIT	500,889
18,694	NexPoint Residential Trust Inc REIT	780,475
67,361	NMI Holdings Inc(a)	2,476,190
111,067	Northwest Bancshares Inc	1,464,974
38,977	OFG Bancorp	1,649,507
119,478	Outfront Media Inc REIT	2,119,540
83,315	Pacific Premier Bancorp Inc	2,076,210
22,845	Palomar Holdings Inc(a)	2,412,204
12,618	Park National Corp	2,163,104
21,378	Pathward Financial Inc	1,572,993
100,956	Pebblebrook Hotel Trust REIT	1,367,954
74,939	PennyMac Mortgage Investment Trust REIT	943,482
104,909	Phillips Edison & Co Inc REIT	3,929,891
13,786	Piper Sandler Cos	4,135,111
20,228	PJT Partners Inc Class A	3,192,181
33,443	PRA Group Inc(a)	698,624
10,842	Preferred Bank	936,532
42,946	ProAssurance Corp(a)	683,271
111,293	Provident Financial Services Inc	2,100,099
128,552	Radian Group Inc	4,077,669
147,936	Ready Capital Corp REIT(b)	1,008,924
117,377	Redwood Trust Inc	766,472
55,718	Renasant Corp	1,991,919
109,781	Retail Opportunity Investments Corp REIT	1,905,798
33,774	S&T Bancorp Inc	1,290,842
40,122	Safehold Inc REIT	741,455
12,647	Safety Insurance Group Inc	1,042,113
10,575	Saul Centers Inc REIT	410,310
74,076	Seacoast Banking Corp of Florida	2,039,312
43,077	ServisFirst Bancshares Inc	3,650,345
108,503	Simmons First National Corp Class A	2,406,597
80,583	SiriusPoint Ltd(a)	1,320,755
40,993	SITE Centers Corp REIT	626,783
Shares		Fair Value
Financial — (continued)
61,031	SL Green Realty Corp REIT	$ 4,145,225
25,168	Southside Bancshares Inc	799,336
32,920	St Joe Co	1,479,096
41,874	Stellar Bancorp Inc	1,187,128
54,775	StepStone Group Inc Class A	3,170,377
23,484	Stewart Information Services Corp	1,584,935
24,847	StoneX Group Inc(a)	2,434,261
95,569	Summit Hotel Properties Inc REIT	654,648
175,926	Sunstone Hotel Investors Inc REIT	2,082,964
96,095	Tanger Inc REIT	3,279,722
85,757	Terreno Realty Corp REIT	5,071,669
10,582	Tompkins Financial Corp	717,777
19,232	Triumph Financial Inc(a)	1,747,804
28,767	Trupanion Inc(a)(b)	1,386,569
15,661	TrustCo Bank Corp NY	521,668
53,348	Trustmark Corp	1,886,919
88,123	Two Harbors Investment Corp REIT	1,042,495
102,028	United Community Banks Inc	3,296,525
18,144	United Fire Group Inc	516,197
208,315	Uniti Group Inc REIT	1,145,733
10,803	Universal Health Realty Income Trust REIT	401,980
106,673	Urban Edge Properties REIT	2,293,469
69,606	Veris Residential Inc REIT	1,157,548
47,578	Veritex Holdings Inc	1,292,218
69,379	Virtu Financial Inc Class A	2,475,443
5,860	Virtus Investment Partners Inc	1,292,599
70,009	WaFd Inc	2,257,090
27,943	Walker & Dunlop Inc	2,716,339
22,687	Westamerica BanCorp	1,190,160
39,046	Whitestone REIT	553,282
96,227	WisdomTree Inc	1,010,384
2,760	World Acceptance Corp(a)	310,334
50,608	WSFS Financial Corp	2,688,803
87,530	Xenia Hotels & Resorts Inc REIT	1,300,696
		307,462,207
Industrial — 16.01%
30,865	AAR Corp(a)	1,891,407
32,628	Advanced Energy Industries Inc	3,772,776
24,082	AeroVironment Inc(a)	3,705,979
8,753	Alamo Group Inc	1,627,270
27,385	Albany International Corp Class A	2,189,978
13,579	American Woodmark Corp(a)	1,079,938
19,294	Apogee Enterprises Inc	1,377,785
20,369	ArcBest Corp	1,900,835
41,988	Arcosa Inc	4,061,919
37,628	Armstrong World Industries Inc	5,317,965
19,945	Astec Industries Inc	670,152

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Industrial — (continued)
25,296	AZZ Inc	$ 2,072,248
25,309	Badger Meter Inc	5,368,545
40,071	Barnes Group Inc	1,893,755
30,350	Benchmark Electronics Inc	1,377,890
33,238	Boise Cascade Co	3,950,669
38,311	Brady Corp Class A	2,829,267
56,837	Cactus Inc Class A	3,317,007
14,576	CSW Industrials Inc	5,142,413
26,011	CTS Corp	1,371,560
31,418	Dorian LPG Ltd	765,657
10,569	DXP Enterprises Inc(a)	873,211
25,027	Dycom Industries Inc(a)	4,356,200
56,352	Energizer Holdings Inc	1,966,121
46,736	Enerpac Tool Group Corp	1,920,382
17,887	Enpro Inc	3,084,613
70,127	Enviri Corp(a)	539,978
21,962	ESCO Technologies Inc	2,925,558
43,547	Everus Construction Group Inc(a)	2,863,215
52,580	Federal Signal Corp	4,857,866
17,265	Forward Air Corp(a)	556,796
34,109	Franklin Electric Co Inc	3,323,922
65,171	Frontdoor Inc(a)	3,562,899
194,121	Gates Industrial Corp PLC(a)	3,993,069
26,245	Gibraltar Industries Inc(a)	1,545,831
37,290	Granite Construction Inc	3,270,706
27,183	Greenbrier Cos Inc	1,657,891
34,188	Griffon Corp	2,436,579
122,204	Hayward Holdings Inc(a)	1,868,499
37,558	Heartland Express Inc	421,401
61,369	Hillenbrand Inc	1,888,938
51,610	Hub Group Inc Class A	2,299,742
30,047	Ichor Holdings Ltd(a)	968,114
17,659	Insteel Industries Inc	476,970
33,112	International Seaways Inc	1,190,045
38,647	Itron Inc(a)	4,196,291
27,684	JBT Marel Corp	3,518,636
67,769	Kennametal Inc	1,627,811
77,340	Knowles Corp(a)	1,541,386
9,534	Lindsay Corp	1,127,968
50,945	Marten Transport Ltd	795,251
109,955	Masterbrand Inc(a)	1,606,443
17,835	Materion Corp	1,763,525
28,616	Matson Inc	3,858,581
44,223	Mercury Systems Inc(a)	1,857,366
4,422	Mesa Laboratories Inc	583,129
29,820	Metallus Inc(a)	421,357
24,675	Moog Inc Class A	4,857,027
13,802	MYR Group Inc(a)	2,053,324
3,954	National Presto Industries Inc	389,153
46,306	NV5 Global Inc(a)	872,405
133,604	O-I Glass Inc(a)	1,448,267
13,408	OSI Systems Inc(a)	2,244,901
23,395	Plexus Corp(a)	3,660,850
8,123	Powell Industries Inc	1,800,463
20,199	Proto Labs Inc(a)	789,579
119,761	RXO Inc(a)	2,855,102
46,890	Sanmina Corp(a)	3,548,166
Shares		Fair Value
Industrial — (continued)
39,284	Schneider National Inc Class B	$ 1,150,236
125,142	Sealed Air Corp	4,233,554
39,890	SPX Technologies Inc(a)	5,804,793
10,459	Standex International Corp	1,955,728
15,237	Sturm Ruger & Co Inc	538,933
15,760	Tennant Co	1,284,913
70,110	Trinity Industries Inc	2,460,861
64,454	Triumph Group Inc(a)	1,202,712
87,785	TTM Technologies Inc(a)	2,172,679
20,375	Vicor Corp(a)	984,520
99,009	Vishay Intertechnology Inc	1,677,213
54,072	Werner Enterprises Inc	1,942,266
50,504	World Kinect Corp	1,389,365
26,362	Worthington Enterprises Inc	1,057,380
30,942	Worthington Steel Inc	984,574
122,716	Zurn Elkay Water Solutions Corp	4,577,307
		189,367,576
Technology — 7.74%
90,043	ACI Worldwide Inc(a)	4,674,132
95,973	Adeia Inc	1,341,703
19,298	Agilysys Inc(a)	2,541,740
20,838	Alpha & Omega Semiconductor Ltd(a)	771,631
108,214	Amentum Holdings Inc(a)	2,275,741
27,409	Axcelis Technologies Inc(a)	1,915,067
44,777	Blackline Inc(a)	2,720,651
123,067	Box Inc Class A(a)	3,888,917
20,736	CEVA Inc(a)	654,221
80,292	Clear Secure Inc Class A	2,138,979
39,661	Cohu Inc(a)	1,058,949
41,993	Corsair Gaming Inc(a)	277,574
23,320	CSG Systems International Inc	1,191,885
31,297	Digi International Inc(a)	946,108
54,684	DigitalOcean Holdings Inc(a)	1,863,084
40,323	Diodes Inc(a)	2,486,719
23,509	Donnelley Financial Solutions Inc(a)	1,474,720
119,564	DoubleVerify Holdings Inc(a)	2,296,824
157,695	DXC Technology Co(a)	3,150,746
66,282	FormFactor Inc(a)	2,916,408
53,303	Grid Dynamics Holdings Inc(a)	1,185,459
19,732	Impinj Inc(a)(b)	2,866,270
23,580	Insight Enterprises Inc(a)	3,586,518
45,751	Kulicke & Soffa Industries Inc	2,134,742
68,058	MaxLinear Inc(a)	1,346,187
61,618	N-able Inc(a)	575,512
62,130	NCR Atleos Corp(a)	2,107,450
123,389	NCR Voyix Corp(a)	1,707,704
61,467	NetScout Systems Inc(a)	1,331,375
27,228	PDF Solutions Inc(a)	737,334
45,971	Penguin Solutions Inc(a)	882,184
55,793	Photronics Inc(a)	1,314,483
132,002	Pitney Bowes Inc	955,694

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Technology — (continued)
89,378	Privia Health Group Inc(a)	$ 1,747,340
37,047	Progress Software Corp	2,413,612
81,751	Qorvo Inc(a)	5,716,847
49,142	Schrodinger Inc(a)	947,949
72,538	Semtech Corp(a)	4,486,475
14,864	Simulations Plus Inc	414,557
16,141	SiTime Corp(a)	3,462,729
47,901	SolarWinds Corp	682,589
32,520	SPS Commerce Inc(a)	5,983,355
39,841	Ultra Clean Holdings Inc(a)	1,432,284
48,458	Veeco Instruments Inc(a)	1,298,674
111,402	Wolfspeed Inc(a)(b)	741,937
103,660	Xerox Holdings Corp	873,854
		91,518,913
Utilities — 2.14%
32,560	American States Water Co	2,530,563
68,503	Avista Corp	2,509,265
51,825	California Water Service Group	2,349,227
19,411	Chesapeake Utilities Corp	2,355,525
30,974	Clearway Energy Inc Class A	757,314
69,841	Clearway Energy Inc Class C	1,815,866
174,314	MDU Resources Group Inc	3,141,138
31,392	MGE Energy Inc	2,949,592
15,801	Middlesex Water Co	831,607
33,751	Northwest Natural Holding Co	1,335,190
36,272	Otter Tail Corp	2,678,325
25,588	SJW Group	1,259,441
14,472	Unitil Corp	784,238
		25,297,291
TOTAL COMMON STOCK — 98.50% (Cost $1,032,626,993)		$1,165,098,284
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
34,956,791	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.43%(d)	$ 34,956,791
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 2.95% (Cost $34,956,791)		$34,956,791
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.62%
$ 7,403,600	U.S. Treasury Bills(e) 4.32%, 02/13/2025	7,365,577
TOTAL SHORT TERM INVESTMENTS — 0.62% (Cost $7,365,577)		$7,365,577
TOTAL INVESTMENTS — 102.07% (Cost $1,074,949,361)		$1,207,420,652
OTHER ASSETS & LIABILITIES, NET — (2.07)%		$(24,536,309)
TOTAL NET ASSETS — 100.00%		$1,182,884,343

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of December 31, 2024.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of December 31, 2024.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
REIT	Real Estate Investment Trust
As of December 31, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Short
Russell 2000 E-mini Futures	156	USD	17,548	Mar 2025	$(602,040)
				Net Depreciation	$(602,040)
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.16%
64,146	Element Solutions Inc	$ 1,631,233
5,973	Rogers Corp(a)	606,917
6,834	Steel Dynamics Inc	779,554
		3,017,704
Communications — 2.40%
18,442	Ciena Corp(a)	1,564,066
5,247	Credo Technology Group Holding Ltd(a)	352,651
49,259	DigitalBridge Group Inc	555,641
25,812	Grindr Inc(a)	460,486
12,782	Opera Ltd	242,091
25,989	Powerfleet Inc NJ(a)(b)	173,087
		3,348,022
Consumer, Cyclical — 8.64%
13,267	Academy Sports & Outdoors Inc	763,251
6,187	Boot Barn Holdings Inc(a)	939,310
3,411	Burlington Stores Inc(a)	972,340
13,023	Champion Homes Inc(a)	1,147,326
19,842	Core & Main Inc Class A(a)	1,010,156
11,617	IMAX Corp(a)	297,395
61,785	International Game Technology PLC	1,091,123
56,667	Lions Gate Entertainment Corp Class B(a)	427,836
10,185	Ollie's Bargain Outlet Holdings Inc(a)	1,117,600
18,429	On Holding AG Class A(a)	1,009,356
21,704	OneSpaWorld Holdings Ltd	431,910
13,886	Patrick Industries Inc	1,153,649
13,080	Sweetgreen Inc Class A(a)	419,345
5,434	VSE Corp	516,773
33,494	Wabash National Corp	573,752
8,794	Warby Parker Inc Class A(a)	212,903
		12,084,025
Consumer, Non-Cyclical — 34.18%
42,869	ADMA Biologics Inc(a)	735,203
86,115	Amicus Therapeutics Inc(a)	811,203
5,330	Arcellx Inc(a)	408,758
41,407	ARS Pharmaceuticals Inc(a)(b)	436,844
8,066	Artivion Inc(a)	230,607
79,076	Avantor Inc(a)	1,666,131
8,585	Axsome Therapeutics Inc(a)	726,377
14,623	Azenta Inc(a)	731,150
14,394	Biohaven Ltd(a)	537,616
34,856	BioLife Solutions Inc(a)	904,862
9,647	Blueprint Medicines Corp(a)	841,411
9,882	CareDx Inc(a)	211,574
24,196	Celsius Holdings Inc(a)	637,323
13,909	Centessa Pharmaceuticals PLC ADR(a)(b)	232,976
7,799	Ceribell Inc(a)	201,838
8,705	Chefs' Warehouse Inc(a)	429,331
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
10,315	Conmed Corp(b)	$ 705,959
1,960	CRA International Inc	366,912
4,636	Crinetics Pharmaceuticals Inc(a)	237,039
15,174	Cytokinetics Inc(a)	713,785
64,150	Dynavax Technologies Corp(a)	819,196
5,914	elf Beauty Inc(a)	742,503
10,156	Enliven Therapeutics Inc(a)(b)	228,510
13,038	Evolus Inc(a)	143,940
48,608	Flywire Corp(a)	1,002,297
29,493	Fortrea Holdings Inc(a)	550,044
7,192	FTI Consulting Inc(a)	1,374,607
5,696	GeneDx Holdings Corp(a)	437,795
12,810	GXO Logistics Inc(a)	557,235
14,322	Haemonetics Corp(a)	1,118,262
11,032	HealthEquity Inc(a)	1,058,520
7,664	ICF International Inc	913,625
5,803	ICON PLC(a)	1,216,947
17,864	Inari Medical Inc(a)	911,957
19,035	Insmed Inc(a)	1,314,176
9,681	iRhythm Technologies Inc(a)	872,936
8,398	Janux Therapeutics Inc(a)	449,629
27,021	KinderCare Learning Cos Inc(a)(b)	480,974
23,829	Kiniksa Pharmaceuticals International PLC(a)	471,338
58,192	Krispy Kreme Inc	577,847
25,583	LiveRamp Holdings Inc(a)	776,956
9,321	Mirum Pharmaceuticals Inc(a)	385,423
33,947	Myriad Genetics Inc(a)	465,413
10,657	Natural Grocers by Vitamin Cottage Inc	423,296
57,411	Neogen Corp(a)(b)	696,970
6,340	Neurocrine Biosciences Inc(a)	865,410
11,512	Nurix Therapeutics Inc(a)	216,886
49,496	Paragon 28 Inc(a)(b)	511,294
14,434	Paymentus Holdings Inc Class A(a)	471,559
32,784	Payoneer Global Inc(a)	329,151
16,350	Performance Food Group Co(a)	1,382,393
5,105	PROCEPT BioRobotics Corp(a)	411,055
6,405	RB Global Inc	577,795
4,224	Rhythm Pharmaceuticals Inc(a)	236,460
5,136	Sarepta Therapeutics Inc(a)	624,486
12,310	Scholar Rock Holding Corp(a)	532,038
8,876	Shift4 Payments Inc Class A(a)(b)	921,151
16,036	SpringWorks Therapeutics Inc(a)	579,381
37,603	Stevanato Group Spa	819,369
3,158	Stride Inc(a)	328,211
81,389	SunOpta Inc(a)	626,695
14,023	Tarsus Pharmaceuticals Inc(a)	776,453
6,461	TransMedics Group Inc(a)(b)	402,843
1,375	UFP Technologies Inc(a)	336,201
16,015	Ultragenyx Pharmaceutical Inc(a)	673,751
10,681	uniQure NV(a)	188,626

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
22,779	Universal Technical Institute Inc(a)	$ 585,648
20,279	Valvoline Inc(a)	733,694
10,405	Vera Therapeutics Inc(a)	440,027
10,245	Veracyte Inc(a)	405,702
2,950	Vericel Corp(a)	161,984
53,135	Verra Mobility Corp(a)	1,284,804
12,087	Viridian Therapeutics Inc(a)(b)	231,708
11,750	Vita Coco Co Inc(a)	433,692
10,958	Vital Farms Inc(a)	413,007
4,732	WEX Inc(a)	829,614
11,449	Willdan Group Inc(a)	436,092
6,769	Xenon Pharmaceuticals Inc(a)	265,345
		47,789,820
Energy — 1.23%
15,669	Civitas Resources Inc	718,737
34,717	TechnipFMC PLC	1,004,710
		1,723,447
Financial — 9.23%
37,081	Baldwin Insurance Group Inc(a)	1,437,260
123	Bancorp Inc(a)	6,473
28,787	Bowhead Specialty Holdings Inc(a)	1,022,514
34,617	Core Scientific Inc(a)(b)	486,369
21,832	Essent Group Ltd	1,188,534
4,154	Evercore Inc Class A	1,151,447
8,913	Palomar Holdings Inc(a)	941,124
1,020	Piper Sandler Cos	305,949
20,830	Ryan Specialty Holdings Inc	1,336,453
26,155	Skyward Specialty Insurance Group Inc(a)	1,321,874
14,356	Stifel Financial Corp	1,522,884
14,246	Triumph Financial Inc(a)	1,294,677
24,722	Virtu Financial Inc Class A	882,081
		12,897,639
Industrial — 15.70%
6,561	AAON Inc	772,098
13,806	AAR Corp(a)	846,032
8,464	Advanced Drainage Systems Inc	978,438
8,555	Advanced Energy Industries Inc	989,215
2,920	Argan Inc	400,157
17,557	AZEK Co Inc(a)	833,431
6,711	Boise Cascade Co	797,669
20,368	CECO Environmental Corp(a)	615,725
6,056	Chart Industries Inc(a)	1,155,727
9,143	Construction Partners Inc Class A(a)	808,790
5,347	Dycom Industries Inc(a)	930,699
15,654	Flowserve Corp	900,418
5,138	Generac Holdings Inc(a)	796,647
8,130	Itron Inc(a)	882,755
6,769	JBT Marel Corp	860,340
Shares		Fair Value
Industrial — (continued)
8,169	Kirby Corp(a)	$ 864,280
15,606	Knight-Swift Transportation Holdings Inc	827,742
44,607	Kratos Defense & Security Solutions Inc(a)	1,176,733
9,003	Modine Manufacturing Co(a)	1,043,718
22,859	Montrose Environmental Group Inc(a)	424,034
6,554	MYR Group Inc(a)	975,039
2,600	OSI Systems Inc(a)	435,318
6,067	Primoris Services Corp	463,519
9,210	SPX Technologies Inc(a)	1,340,239
1,672	Sterling Infrastructure Inc(a)	281,648
10,942	Xometry Inc Class A(a)(b)	466,786
28,953	Zurn Elkay Water Solutions Corp	1,079,947
		21,947,144
Technology — 24.01%
4,179	Agilysys Inc(a)	550,416
14,543	Alkami Technology Inc(a)	533,437
3,496	Ambarella Inc(a)	254,299
15,128	ASGN Inc(a)	1,260,768
9,322	BILL Holdings Inc(a)	789,667
50,283	Box Inc Class A(a)	1,588,943
22,382	Braze Inc Class A(a)	937,358
24,201	Cellebrite Di Ltd(a)	533,148
30,401	Confluent Inc Class A(a)	850,012
4,653	CyberArk Software Ltd(a)	1,550,147
34,440	DoubleVerify Holdings Inc(a)	661,592
49,550	Evolent Health Inc Class A(a)	557,438
19,818	FormFactor Inc(a)	871,992
22,143	Grid Dynamics Holdings Inc(a)	492,460
1,463	Impinj Inc(a)(b)	212,515
51,281	Jamf Holding Corp(a)	720,498
33,664	JFrog Ltd(a)	990,058
22,398	KBR Inc	1,297,516
7,937	Life360 Inc(a)	327,560
10,960	Lumentum Holdings Inc(a)	920,092
26,980	nCino Inc(a)	905,988
13,111	Nutanix Inc Class A(a)	802,131
20,031	Oddity Tech Ltd Class A(a)	841,703
3,921	Onto Innovation Inc(a)	653,513
18,123	PAR Technology Corp(a)	1,316,999
29,651	Phreesia Inc(a)	746,019
28,731	Privia Health Group Inc(a)	561,691
10,696	Procore Technologies Inc(a)	801,451
10,592	PTC Inc(a)	1,947,551
15,683	Pure Storage Inc Class A(a)	963,407
38,667	SentinelOne Inc Class A(a)	858,407
16,623	Sprout Social Inc Class A(a)	510,492
23,463	SS&C Technologies Holdings Inc	1,778,026
13,579	Synaptics Inc(a)	1,036,349
7,575	Teradyne Inc	953,844
26,136	Varonis Systems Inc(a)	1,161,223
30,403	Waystar Holding Corp(a)	1,115,790
29,328	Weave Communications Inc(a)	466,902

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Technology — (continued)
13,550	Zeta Global Holdings Corp Class A(a)	$ 243,765
		33,565,167
TOTAL COMMON STOCK — 97.55% (Cost $117,157,946)		$136,372,968
GOVERNMENT MONEY MARKET MUTUAL FUNDS
5,050,997	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.43%(d)	5,050,997
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 3.61% (Cost $5,050,997)		$5,050,997
TOTAL INVESTMENTS — 101.16% (Cost $122,208,943)		$141,423,965
OTHER ASSETS & LIABILITIES, NET — (1.16)%		$(1,622,474)
TOTAL NET ASSETS — 100.00%		$139,801,491
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of December 31, 2024.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of December 31, 2024.
ADR	American Depositary Receipt
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of December 31, 2024
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.59%
13,200	AdvanSix Inc	$ 376,068
24,900	American Vanguard Corp	115,287
35,826	Cabot Corp	3,271,272
24,100	Constellium SE(a)	247,507
330,144	Ecovyst Inc(a)	2,522,300
14,675	Hawkins Inc	1,800,182
27,400	Huntsman Corp	494,022
14,900	Ingevity Corp(a)	607,175
3,100	Innospec Inc	341,186
134,810	Magnera Corp(a)	2,449,498
26,800	Mercer International Inc	174,200
4,200	Sylvamo Corp	331,884
		12,730,581
Communications — 2.06%
8,400	Aviat Networks Inc(a)	152,124
2,738	Cable One Inc	991,485
20,240	Cogent Communications Holdings Inc	1,559,897
3,500	ePlus Inc(a)	258,580
28,300	National CineMedia Inc(a)	187,912
1,100	Preformed Line Products Co	140,569
16,300	Shutterstock Inc	494,705
52,400	Stagwell Inc(a)	344,792
30,700	TEGNA Inc	561,503
86,188	United States Cellular Corp(a)(b)	5,405,711
		10,097,278
Consumer, Cyclical — 15.43%
49,113	Academy Sports & Outdoors Inc	2,825,471
30,200	Accel Entertainment Inc(a)	322,536
31,300	Adient PLC(a)	539,299
12,900	Advance Auto Parts Inc	610,041
12,900	Alaska Air Group Inc(a)	835,275
30,642	Allison Transmission Holdings Inc	3,311,175
2,300	Asbury Automotive Group Inc(a)	558,969
60,738	Atlanta Braves Holdings Inc Class C(a)	2,323,836
62,596	Bath & Body Works Inc	2,426,847
38,055	Beacon Roofing Supply Inc(a)	3,865,627
4,800	Beazer Homes USA Inc(a)	131,808
42,300	Bloomin' Brands Inc	516,483
59,043	Blue Bird Corp(a)	2,280,831
14,539	Boot Barn Holdings Inc(a)	2,207,311
30,961	Brunswick Corp	2,002,557
8,000	Carter's Inc	433,520
3,200	Century Communities Inc	234,752
23,740	Champion Homes Inc(a)	2,091,494
26,076	Churchill Downs Inc	3,482,189
26,412	Crocs Inc(a)	2,892,906
8,900	Dave & Buster's Entertainment Inc(a)	259,791
73,800	Denny's Corp(a)	446,490
Shares		Fair Value
Consumer, Cyclical — (continued)
10,700	Douglas Dynamics Inc	$ 252,841
25,500	El Pollo Loco Holdings Inc(a)	294,270
50,800	Everi Holdings Inc(a)	686,308
12,800	Fox Factory Holding Corp(a)	387,456
15,700	G-III Apparel Group Ltd(a)	512,134
358,488	Garrett Motion Inc(a)	3,237,147
10,475	Global Industrial Co	259,675
35,800	Goodyear Tire & Rubber Co(a)	322,200
6,400	Green Brick Partners Inc(a)	361,536
2,020	Group 1 Automotive Inc	851,390
17,200	Harley-Davidson Inc	518,236
19,300	Haverty Furniture Cos Inc	429,618
12,600	Hilton Grand Vacations Inc(a)	490,770
20,000	Interface Inc	487,000
32,800	International Game Technology PLC	579,248
7,379	JAKKS Pacific Inc(a)	207,719
9,800	Johnson Outdoors Inc Class A	323,400
46,378	KB Home	3,047,962
24,600	Leggett & Platt Inc	236,160
3,100	LGI Homes Inc(a)	277,140
3,000	M/I Homes Inc(a)	398,850
8,800	MarineMax Inc(a)	254,760
8,400	Marriott Vacations Worldwide Corp	754,320
57,000	Methode Electronics Inc	672,030
4,900	Miller Industries Inc	320,264
20,800	MillerKnoll Inc	469,872
6,700	Monarch Casino & Resort Inc	528,630
194,764	MRC Global Inc(a)	2,489,084
7,400	MSC Industrial Direct Co Inc Class A	552,706
14,700	Nordstrom Inc	355,005
81,000	Nu Skin Enterprises Inc Class A	558,090
15,000	OneWater Marine Inc Class A(a)	260,700
7,800	Oxford Industries Inc(b)	614,484
7,800	Papa John's International Inc	320,346
2,400	PC Connection Inc	166,248
60,700	PetMed Express Inc(a)(b)	292,574
11,400	Phinia Inc	549,138
38,300	Playa Hotels & Resorts(a)	484,495
7,900	Polaris Inc	455,198
32,200	Resideo Technologies Inc(a)	742,210
16,500	REV Group Inc	525,855
16,500	Revelyst Inc(a)	317,295
13,150	Rush Enterprises Inc Class A	720,489
9,300	ScanSource Inc(a)	441,285
5,500	Signet Jewelers Ltd	443,905
47,869	Six Flags Entertainment Corp	2,306,807
12,200	Sonic Automotive Inc Class A	772,870
22,900	Steelcase Inc Class A	270,678
9,600	Steven Madden Ltd	408,192
13,100	Sun Country Airlines Holdings Inc(a)	190,998
32,100	Titan Machinery Inc(a)	453,573
14,400	Travel + Leisure Co	726,480
14,700	Tri Pointe Homes Inc(a)	533,022

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Consumer, Cyclical — (continued)
2,500	UniFirst Corp	$ 427,725
12,300	United Parks & Resorts Inc(a)(b)	691,137
7,400	Visteon Corp(a)	656,528
37,272	VSE Corp(b)	3,544,567
36,400	Wabash National Corp	623,532
52,726	YETI Holdings Inc(a)	2,030,478
		75,685,838
Consumer, Non-Cyclical — 14.91%
8,800	ABM Industries Inc	450,384
4,100	Adtalem Global Education Inc(a)	372,485
431,842	Alight Inc Class A(b)	2,988,347
90,117	Alkermes PLC(a)	2,591,765
11,600	Amphastar Pharmaceuticals Inc(a)	430,708
10,500	Andersons Inc	425,460
45,360	ANI Pharmaceuticals Inc(a)	2,507,501
33,261	BellRing Brands Inc(a)	2,505,884
5,900	Brink's Co	547,343
5,500	Cal-Maine Foods Inc	566,060
3,800	Cass Information Systems Inc	155,458
8,700	Central Garden & Pet Co(a)(b)	337,560
25,266	Colliers International Group Inc	3,435,418
187,037	Concentra Group Holdings Parent Inc	3,699,592
20,784	Conmed Corp(b)	1,422,457
18,800	Edgewell Personal Care Co	631,680
26,238	Emerald Holding Inc(b)	126,467
14,200	Ennis Inc	299,478
39,600	Envista Holdings Corp(a)	763,884
6,500	Euronet Worldwide Inc(a)	668,460
8,600	Forrester Research Inc(a)	134,762
6,100	Hackett Group Inc	187,392
34,828	Haemonetics Corp(a)	2,719,370
66,200	Hain Celestial Group Inc(a)	407,130
28,100	Healthcare Services Group Inc(a)	326,381
13,100	Heidrick & Struggles International Inc	580,461
10,700	Helen of Troy Ltd(a)	640,181
97,500	Herbalife Ltd(a)	652,275
16,740	Herc Holdings Inc	3,169,384
2,900	Huron Consulting Group Inc(a)	360,354
95,770	Inmode Ltd(a)	1,599,359
5,700	Insperity Inc	441,807
1,200	Interparfums Inc	157,812
10,588	J & J Snack Foods Corp	1,642,516
54,141	John Wiley & Sons Inc Class A	2,366,503
11,600	Kforce Inc	657,720
49,972	Korn Ferry	3,370,611
26,107	Lantheus Holdings Inc(a)	2,335,532
21,700	Laureate Education Inc(a)	396,893
9,300	ManpowerGroup Inc	536,796
14,200	Medifast Inc(a)	250,204
4,100	MGP Ingredients Inc(b)	161,417
6,800	National Research Corp	119,952
172,365	Nomad Foods Ltd	2,892,285
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
106,174	Option Care Health Inc(a)	$ 2,463,237
32,200	Patterson Cos Inc	993,692
29,800	Payoneer Global Inc(a)	299,192
27,210	Post Holdings Inc(a)	3,114,457
60,836	Quanex Building Products Corp	1,474,665
53,400	Resources Connection Inc	455,502
96,506	Select Medical Holdings Corp	1,819,138
14,841	Spectrum Brands Holdings Inc	1,253,916
80,401	Supernus Pharmaceuticals Inc(a)	2,907,300
16,889	Tenet Healthcare Corp(a)	2,131,899
46,000	TrueBlue Inc(a)	386,400
4,620	UFP Technologies Inc(a)	1,129,636
2,900	Utah Medical Products Inc	178,263
15,994	WEX Inc(a)	2,804,068
28,200	WK Kellogg Co(b)	507,318
24,000	Zynex Inc(a)(b)	192,240
		73,144,411
Energy — 7.56%
103,473	Antero Resources Corp(a)	3,626,729
222,568	Baytex Energy Corp(b)	574,225
70,503	California Resources Corp	3,658,401
53,487	Crescent Energy Co Class A	781,445
21,900	CVR Energy Inc	410,406
97,312	Delek US Holdings Inc	1,800,272
11,800	Excelerate Energy Inc Class A	356,950
39,500	Expro Group Holdings NV(a)	492,565
34,300	Innovex International Inc(a)	479,171
17,600	Kodak Gas Services Inc	718,608
156,900	Kosmos Energy Ltd(a)	536,598
24,000	Liberty Energy Inc	477,360
58,600	National Energy Services Reunited Corp(a)	525,056
117,500	NextDecade Corp(a)	905,925
87,715	Noble Corp PLC(b)	2,754,251
80,337	Northern Oil & Gas Inc	2,985,323
281,200	NPK International Inc(a)	2,156,804
71,375	Oceaneering International Inc(a)	1,861,460
46,100	Oil States International Inc(a)	233,266
39,000	Par Pacific Holdings Inc(a)(b)	639,210
21,200	PBF Energy Inc Class A	562,860
43,300	ProFrac Holding Corp Class A(a)(b)	336,008
83,100	ProPetro Holding Corp(a)	775,323
14,900	REX American Resources Corp(a)	621,181
75,400	RPC Inc	447,876
27,700	Select Water Solutions Inc	366,748
40,700	SunCoke Energy Inc	435,490
67,600	Talos Energy Inc(a)	656,396
48,665	Tidewater Inc(a)	2,662,462
88,000	VAALCO Energy Inc	384,560
25,300	Vital Energy Inc(a)(b)	782,276
43,015	Weatherford International PLC	3,081,164
		37,086,369

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Financial — 26.94%
2,900	1st Source Corp	$ 169,302
36,154	Agree Realty Corp REIT	2,547,049
53,670	Air Lease Corp	2,587,431
1,500	Alexander's Inc REIT	300,090
43,400	Ambac Financial Group Inc(a)	549,010
61,946	Ameris Bancorp	3,875,961
39,500	Apollo Commercial Real Estate Finance Inc REIT	342,070
52,900	Ares Commercial Real Estate Corp REIT	311,581
5,800	Arrow Financial Corp	166,518
27,800	Associated Banc-Corp	664,420
6,100	Assured Guaranty Ltd	549,061
6,600	Axis Capital Holdings Ltd	584,892
33,978	Banc of California Inc	525,300
8,600	Bank of Marin Bancorp	204,422
16,900	BankUnited Inc	645,073
5,400	BayCom Corp	144,936
6,400	BCB Bancorp Inc	75,776
18,300	Berkshire Hills Bancorp Inc	520,269
12,200	Bread Financial Holdings Inc	744,932
16,500	Bridgewater Bancshares Inc(a)	222,915
64,900	BrightSpire Capital Inc REIT	366,036
48,200	Brookline Bancorp Inc	568,760
89,032	Cadence Bank	3,067,152
8,200	Camden National Corp	350,468
84,500	Capitol Federal Financial Inc	499,395
9,500	Carter Bankshares Inc(a)	167,105
14,800	Cathay General Bancorp	704,628
17,100	Central Pacific Financial Corp	496,755
4,700	Civista Bancshares Inc	98,888
26,800	Claros Mortgage Trust Inc REIT	121,136
6,800	CNB Financial Corp	169,048
18,600	CNO Financial Group Inc	692,106
24,300	Columbia Banking System Inc	656,343
7,000	Community Trust Bancorp Inc	371,210
19,200	ConnectOne Bancorp Inc	439,872
31,500	CrossFirst Bankshares Inc(a)	477,225
54,300	Cushman & Wakefield PLC(a)	710,244
2,200	Diamond Hill Investment Group Inc	341,220
39,800	DiamondRock Hospitality Co REIT	359,394
16,600	Dime Community Bancshares Inc	510,201
27,400	Eagle Bancorp Inc	713,222
65,100	Empire State Realty Trust Inc Class A REIT	671,832
69,812	Employers Holdings Inc	3,576,469
18,300	Enact Holdings Inc	592,554
12,800	Enterprise Financial Services Corp	721,920
10,500	Essent Group Ltd	571,620
7,500	F&G Annuities & Life Inc	310,800
4,000	FB Financial Corp	206,040
24,264	Federal Agricultural Mortgage Corp Class C	4,778,795
17,400	Federated Hermes Inc	715,314
Shares		Fair Value
Financial — (continued)
112,143	Fidelis Insurance Holdings Ltd	$ 2,033,153
8,500	Financial Institutions Inc	231,965
6,300	First Busey Corp	148,491
4,100	First Business Financial Services Inc	189,789
4,300	First Financial Corp	198,617
67,121	First Foundation Inc	416,821
28,100	First Hawaiian Inc	729,195
11,200	First Internet Bancorp	403,088
16,100	First Interstate BancSystem Inc Class A	522,767
4,296	First Merchants Corp	171,367
4,600	First Mid Bancshares Inc	169,372
14,000	First of Long Island Corp	163,520
31,100	Flushing Financial Corp	444,108
3,100	FS Bancorp Inc	127,286
83,250	Granite Point Mortgage Trust Inc REIT	232,267
2,400	Great Southern Bancorp Inc	143,280
67,171	Hanmi Financial Corp	1,586,579
4,800	Hanover Insurance Group Inc	742,368
36,200	Heritage Commerce Corp	339,556
16,400	Heritage Financial Corp	401,800
19,900	Hilltop Holdings Inc	569,737
700	Hingham Institution For Savings(b)	177,898
2,800	Home Bancorp Inc	129,388
150,885	Home BancShares Inc	4,270,046
12,700	HomeStreet Inc(a)	145,034
225,350	Hope Bancorp Inc	2,769,552
17,100	Horace Mann Educators Corp	670,833
22,400	Horizon Bancorp Inc	360,864
23,000	Independent Bank Corp	1,038,906
3,000	Independent Bank Group Inc	182,010
116,083	International Money Express Inc(a)	2,418,009
9,000	Investar Holding Corp	197,640
52,400	Kearny Financial Corp	370,992
51,231	Kemper Corp	3,403,788
5,800	Legacy Housing Corp(a)	143,144
9,000	Lincoln National Corp	285,390
7,400	Live Oak Bancshares Inc	292,670
93,035	Marex Group PLC	2,899,901
22,482	McGrath RentCorp	2,513,937
3,700	Mercantile Bank Corp	164,613
11,100	Merchants Bancorp	404,817
5,200	Mercury General Corp	345,696
26,500	MGIC Investment Corp	628,315
6,200	Mid Penn Bancorp Inc	178,808
14,100	Midland States Bancorp Inc	344,040
11,600	MidWestOne Financial Group Inc	337,792
43,000	Navient Corp	571,470
27,300	NB Bancorp Inc(a)	493,038
16,200	NMI Holdings Inc(a)	595,512
1,407	Northeast Bank	129,064
7,200	Northeast Community Bancorp Inc	176,112
45,700	Northfield Bancorp Inc	531,034

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Financial — (continued)
2,700	Northrim BanCorp Inc	$ 210,438
35,600	OceanFirst Financial Corp	644,360
19,100	Pacific Premier Bancorp Inc	475,972
42,600	Park Hotels & Resorts Inc REIT	599,382
3,900	Parke Bancorp Inc	79,989
4,100	PCB Bancorp	82,984
13,700	Peapack-Gladstone Financial Corp	439,085
52,500	Pebblebrook Hotel Trust REIT	711,375
17,300	Perella Weinberg Partners	412,432
39,481	Pinnacle Financial Partners Inc	4,516,232
45,491	Popular Inc	4,278,883
65,589	Postal Realty Trust Inc Class A REIT	855,936
8,040	Preferred Bank	694,495
21,200	Premier Financial Corp	542,084
14,300	Primis Financial Corp	166,738
21,300	ProAssurance Corp(a)	338,883
53,324	Prosperity Bancshares Inc	4,017,963
34,903	Provident Financial Services Inc	658,620
20,100	Radian Group Inc	637,572
9,500	RBB Bancorp	194,655
35,500	Rithm Property Trust Inc REIT	105,435
12,400	RMR Group Inc Class A	255,936
20,600	Sandy Spring Bancorp Inc	694,426
69,900	Seritage Growth Properties Class A(a)(b)	287,988
12,451	Shore Bancshares Inc	197,348
7,400	Sierra Bancorp	214,008
29,900	Simmons First National Corp Class A	663,182
25,000	SiriusPoint Ltd(a)	409,750
79,867	Skyward Specialty Insurance Group Inc(a)	4,036,478
21,600	SLM Corp	595,728
4,800	South Plains Financial Inc	166,800
3,459	Southern First Bancshares Inc(a)	137,495
3,200	Southern Missouri Bancorp Inc	183,584
42,191	SouthState Corp	4,197,161
77,273	STAG Industrial Inc REIT	2,613,373
6,900	Stewart Information Services Corp	465,681
36,287	Stifel Financial Corp	3,849,325
2,400	Texas Capital Bancshares Inc(a)	187,680
6,300	Tompkins Financial Corp	427,329
5,300	Towne Bank	180,518
10,300	TrustCo Bank Corp NY	343,093
7,800	United Fire Group Inc	221,910
20,100	Univest Financial Corp	593,151
72,100	Valley National Bancorp	653,226
26,300	Veritex Holdings Inc	714,308
20,100	Virtu Financial Inc Class A	717,168
2,880	Virtus Investment Partners Inc	635,270
18,440	WaFd Inc	594,506
13,400	Washington Trust Bancorp Inc	420,090
Shares		Fair Value
Financial — (continued)
41,981	Western Alliance Bancorp	$ 3,507,093
56,800	Western Union Co	602,080
330	White Mountains Insurance Group Ltd	641,870
41,888	Wintrust Financial Corp	5,223,852
		132,187,119
Industrial — 18.21%
38,300	AerSale Corp(a)	241,290
10,400	Air Transport Services Group Inc(a)	228,592
6,900	Albany International Corp Class A	551,793
4,800	American Woodmark Corp(a)	381,744
4,800	Apogee Enterprises Inc	342,768
42,047	Arcosa Inc	4,067,627
3,700	Armstrong World Industries Inc	522,921
5,200	Arrow Electronics Inc(a)	588,224
15,501	Atkore Inc	1,293,558
97,931	Atmus Filtration Technologies Inc	3,836,937
12,200	Avnet Inc	638,304
4,000	AZZ Inc	327,680
14,300	Barnes Group Inc	675,818
43,247	Bel Fuse Inc Class B	3,566,580
5,600	Belden Inc	630,616
8,000	Cactus Inc Class A	466,880
100,297	CECO Environmental Corp(a)	3,031,978
10,734	Clean Harbors Inc(a)	2,470,323
46,524	Columbus McKinnon Corp	1,732,554
24,900	Concrete Pumping Holdings Inc(a)	165,834
3,100	DXP Enterprises Inc(a)	256,122
10,900	Energizer Holdings Inc	380,301
27,980	Everus Construction Group Inc(a)	1,839,685
27,500	Gates Industrial Corp PLC(a)	565,675
9,700	Greenbrier Cos Inc	591,603
44,791	Griffon Corp	3,192,255
23,700	Hillenbrand Inc	729,486
11,800	Insteel Industries Inc	318,718
53,027	International Seaways Inc	1,905,790
4,700	Itron Inc(a)	510,326
64,200	Janus International Group Inc(a)	471,870
19,400	JELD-WEN Holding Inc(a)	158,886
10,668	Kadant Inc	3,680,353
12,700	Kennametal Inc	305,054
19,500	Kimball Electronics Inc(a)	365,235
56,306	Knife River Corp(a)	5,722,942
7,800	L B Foster Co Class A(a)	209,820
28,974	Limbach Holdings Inc(a)	2,478,436
3,900	Lindsay Corp	461,409
10,010	Littelfuse Inc	2,358,857
20,900	Marten Transport Ltd	326,249
56,082	Mercury Systems Inc(a)	2,355,444
31,603	Moog Inc Class A	6,220,734
39,900	Myers Industries Inc	440,496

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Industrial — (continued)
4,800	National Presto Industries Inc	$ 472,416
2,400	OSI Systems Inc(a)	401,832
5,191	Plexus Corp(a)	812,288
8,050	Powell Industries Inc	1,784,283
18,000	Proto Labs Inc(a)	703,620
104,043	Pure Cycle Corp(a)	1,319,265
4,300	Sanmina Corp(a)	325,381
16,900	Schneider National Inc Class B	494,832
10,200	Silgan Holdings Inc	530,910
31,072	TD SYNNEX Corp	3,644,124
21,700	Thermon Group Holdings Inc(a)	624,309
7,700	Timken Co	549,549
12,500	TriMas Corp	307,375
189,282	TTM Technologies Inc(a)	4,684,729
14,100	Tutor Perini Corp(a)	341,220
30,167	UFP Industries Inc	3,398,313
113,362	Vishay Intertechnology Inc	1,920,352
130,987	Vontier Corp	4,777,096
23,900	World Kinect Corp	657,489
		89,357,150
Technology — 4.57%
39,500	Adeia Inc	552,210
6,800	ASGN Inc(a)	566,712
68,141	Concentrix Corp	2,948,461
54,260	Crane NXT Co	3,159,017
10,600	Diodes Inc(a)	653,702
37,162	Five9 Inc(a)	1,510,264
6,600	IPG Photonics Corp(a)	479,952
87,639	Kyndryl Holdings Inc(a)	3,032,309
7,400	Maximus Inc	552,410
24,433	MKS Instruments Inc	2,550,561
10,600	NCR Atleos Corp(a)	359,552
118,928	PagerDuty Inc(a)	2,171,625
28,300	Photronics Inc(a)	666,748
22,800	TruBridge Inc(a)	449,616
51,626	V2X Inc(a)	2,469,272
28,700	ZoomInfo Technologies Inc(a)	301,637
		22,424,048
Shares		Fair Value
Utilities — 4.17%
9,400	ALLETE Inc	$ 609,120
17,800	Avista Corp	652,014
11,400	Black Hills Corp	667,128
149,403	MDU Resources Group Inc	2,692,242
6,800	MGE Energy Inc	638,928
15,900	Northwest Natural Holding Co	629,004
12,100	Northwestern Energy Group Inc	646,866
8,500	Otter Tail Corp	627,640
14,200	Portland General Electric Co	619,404
8,600	Southwest Gas Holdings Inc	608,106
10,100	Spire Inc	685,083
24,471	Talen Energy Corp(a)	4,930,173
67,707	TXNM Energy Inc	3,329,153
99,979	UGI Corp	2,822,407
5,100	Unitil Corp	276,369
		20,433,637
TOTAL COMMON STOCK — 96.44% (Cost $407,743,976)		$473,146,431
GOVERNMENT MONEY MARKET MUTUAL FUNDS
6,003,599	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.43%(d)	6,003,599
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.22% (Cost $6,003,599)		$6,003,599
TOTAL INVESTMENTS — 97.66% (Cost $413,747,575)		$479,150,030
OTHER ASSETS & LIABILITIES, NET — 2.34%		$11,482,515
TOTAL NET ASSETS — 100.00%		$490,632,545

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of December 31, 2024.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of December 31, 2024.
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2024
	Empower S&P Small Cap 600® Index Fund	Empower Small Cap Growth Fund	Empower Small Cap Value Fund
ASSETS:
Investments in securities, fair value(a)(b)	$1,207,420,652	$141,423,965	$479,150,030
Cash	9,417,479	3,793,011	18,270,838
Cash pledged on futures contracts	1,264,221	-	-
Dividends receivable	1,476,708	15,585	454,912
Subscriptions receivable	1,361,044	6,702	44,799
Receivable for investments sold	-	107,763	-
Variation margin on futures contracts	16,380	-	-
Total Assets	1,220,956,484	145,347,026	497,920,579
LIABILITIES:
Payable for director fees	8,708	8,708	8,708
Payable for distribution fees	5,365	-	-
Payable for investments purchased	1,185,518	339,440	-
Payable for other accrued fees	140,863	48,578	62,097
Payable for shareholder services fees	250,733	2,112	23,254
Payable to investment adviser	163,119	92,579	423,920
Payable upon return of securities loaned	34,956,791	5,050,997	6,003,599
Redemptions payable	1,361,044	3,121	766,456
Total Liabilities	38,072,141	5,545,535	7,288,034
NET ASSETS	$1,182,884,343	$139,801,491	$490,632,545
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$12,075,252	$1,279,436	$6,347,868
Paid-in capital in excess of par	1,032,721,622	118,693,012	414,418,974
Undistributed/accumulated earnings	138,087,469	19,829,043	69,865,703
NET ASSETS	$1,182,884,343	$139,801,491	$490,632,545
NET ASSETS BY CLASS
Investor Class	$762,950,819	$6,559,312	$72,647,874
Class L	$25,446,320	N/A	N/A
Institutional Class	$394,487,204	$133,242,179	$417,984,671
CAPITAL STOCK:
Authorized
Investor Class	240,000,000	15,000,000	65,000,000
Class L	10,000,000	N/A	N/A
Institutional Class	300,000,000	60,000,000	250,000,000
Issued and Outstanding
Investor Class	58,080,029	618,329	1,890,045
Class L	1,284,820	N/A	N/A
Institutional Class	61,387,669	12,176,032	61,588,636
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.14	$10.61	$38.44
Class L	$19.81	N/A	N/A
Institutional Class	$6.43	$10.94	$6.79
(a) Cost of investments	$1,074,949,361	$122,208,943	$413,747,575
(b) Including fair value of securities on loan	$33,886,680	$4,928,094	$5,896,760
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2024
	Empower S&P Small Cap 600® Index Fund	Empower Small Cap Growth Fund	Empower Small Cap Value Fund
INVESTMENT INCOME:
Income from securities lending (net of fees)	$217,369	$25,910	$52,249
Dividends	19,108,201	579,608	7,741,954
Foreign withholding tax	(8,061)	(2,429)	(22,647)
Total Income	19,317,509	603,089	7,771,556
EXPENSES:
Management fees	1,956,701	1,132,066	3,358,987
Shareholder services fees – Investor Class	2,309,071	24,912	250,373
Shareholder services fees – Class L	91,778	-	-
Audit and tax fees	36,113	34,929	33,094
Custodian fees	26,994	34,256	32,867
Directors fees	37,872	37,872	37,872
Distribution fees – Class L	65,378	-	-
Legal fees	10,682	10,682	10,682
Pricing fees	3,218	767	2,040
Registration fees	73,210	28,963	45,541
Shareholder report fees	90,160	-	526
Transfer agent fees	17,389	9,171	10,100
Other fees	35,204	33,691	34,332
Total Expenses	4,753,770	1,347,309	3,816,414
Less amount waived by investment adviser	92,267	176,637	65,714
Net Expenses	4,661,503	1,170,672	3,750,700
NET INVESTMENT INCOME (LOSS)	14,656,006	(567,583)	4,020,856
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	52,644,611	13,895,868	29,381,387
Net realized gain on futures contracts	2,752,424	-	-
Net Realized Gain	55,397,035	13,895,868	29,381,387
Net change in unrealized appreciation on investments	25,987,537	531,023	5,715,933
Net change in unrealized depreciation on futures contracts	(778,621)	-	-
Net Change in Unrealized Appreciation	25,208,916	531,023	5,715,933
Net Realized and Unrealized Gain	80,605,951	14,426,891	35,097,320
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$95,261,957	$13,859,308	$39,118,176
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2024 and December 31, 2023
Empower S&P Small Cap 600® Index Fund	2024	2023
OPERATIONS:
Net investment income	$14,656,006	$12,187,929
Net realized gain	55,397,035	31,694,336
Net change in unrealized appreciation	25,208,916	77,704,434
Net Increase in Net Assets Resulting from Operations	95,261,957	121,586,699
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(33,357,688)	(14,814,909)
Class L	(634,458)	(500,810)
Institutional Class	(36,906,230)	(24,935,974)
From Net Investment Income and Net Realized Gains	(70,898,376)	(40,251,693)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	457,010,572	126,959,320
Class L	8,002,259	5,666,221
Institutional Class	100,152,222	76,725,383
Shares issued in reinvestment of distributions
Investor Class	33,357,688	14,814,909
Class L	634,458	500,810
Institutional Class	36,906,230	24,935,974
Shares redeemed
Investor Class	(222,903,863)	(225,226,983)
Class L	(11,274,267)	(10,671,368)
Institutional Class	(81,770,000)	(103,262,868)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	320,115,299	(89,558,602)
Total Increase (Decrease) in Net Assets	344,478,880	(8,223,596)
NET ASSETS:
Beginning of year	838,405,463	846,629,059
End of year	$1,182,884,343	$838,405,463
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	35,890,897	10,852,479
Class L	414,177	328,415
Institutional Class	15,011,621	12,527,832
Shares issued in reinvestment of distributions
Investor Class	2,542,651	1,206,646
Class L	32,246	27,461
Institutional Class	5,695,824	3,895,485
Shares redeemed
Investor Class	(17,095,308)	(19,182,430)
Class L	(581,665)	(611,524)
Institutional Class	(12,040,531)	(16,206,284)
Net Increase (Decrease)	29,869,912	(7,161,920)
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2024 and December 31, 2023
Empower Small Cap Growth Fund	2024	2023
OPERATIONS:
Net investment loss	$(567,583)	$(421,553)
Net realized gain (loss)	13,895,868	(241,679)
Net change in unrealized appreciation	531,023	20,780,823
Net Increase in Net Assets Resulting from Operations	13,859,308	20,117,591
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(448,521)	(1,490)
Institutional Class	(9,349,929)	(26,944)
From Net Investment Income and Net Realized Gains	(9,798,450)	(28,434)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,002,291	4,056,918
Institutional Class	30,765,079	36,803,191
Shares issued in reinvestment of distributions
Investor Class	448,521	1,490
Institutional Class	9,349,929	26,944
Shares redeemed
Investor Class	(4,107,235)	(1,586,269)
Institutional Class	(38,196,421)	(30,263,553)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(737,836)	9,038,721
Total Increase in Net Assets	3,323,022	29,127,878
NET ASSETS:
Beginning of year	136,478,469	107,350,591
End of year	$139,801,491	$136,478,469
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	90,797	407,956
Institutional Class	2,708,791	3,900,216
Shares issued in reinvestment of distributions
Investor Class	41,917	152
Institutional Class	847,643	2,662
Shares redeemed
Investor Class	(385,688)	(166,265)
Institutional Class	(3,394,673)	(3,023,342)
Net Increase (Decrease)	(91,213)	1,121,379
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2024 and December 31, 2023
Empower Small Cap Value Fund	2024	2023
OPERATIONS:
Net investment income	$4,020,856	$4,225,987
Net realized gain	29,381,387	45,202,937
Net change in unrealized appreciation	5,715,933	21,049,787
Net Increase in Net Assets Resulting from Operations	39,118,176	70,478,711
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(777,928)	(2,719,897)
Institutional Class	(31,294,372)	(50,540,439)
From Net Investment Income and Net Realized Gains	(32,072,300)	(53,260,336)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	18,220,522	264,754,610
Institutional Class	107,847,354	105,672,701
Shares issued in reinvestment of distributions
Investor Class	777,928	2,719,897
Institutional Class	31,294,372	50,540,439
Shares redeemed
Investor Class	(21,474,977)	(263,121,095)
Institutional Class	(109,397,646)	(101,959,135)
Net Increase in Net Assets Resulting from Capital Share Transactions	27,267,553	58,607,417
Total Increase in Net Assets	34,313,429	75,825,792
NET ASSETS:
Beginning of year	456,319,116	380,493,324
End of year	$490,632,545	$456,319,116
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	484,070	8,061,434
Institutional Class	15,413,244	15,933,846
Shares issued in reinvestment of distributions
Investor Class	20,499	78,138
Institutional Class	4,606,284	7,365,846
Shares redeemed
Investor Class	(574,168)	(8,199,728)
Institutional Class	(15,520,217)	(14,484,408)
Net Increase	4,429,712	8,755,128
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2024	$12.71	0.17	0.85	1.02	(0.10)	(0.49)	(0.59)	$13.14	7.94%
12/31/2023	$11.38	0.16	1.58	1.74	(0.07)	(0.34)	(0.41)	$12.71	15.47%
12/31/2022	$14.54	0.14	(2.55)	(2.41)	(0.06)	(0.69)	(0.75)	$11.38	(16.51%)
12/31/2021	$12.79	0.13	3.19	3.32	(0.31)	(1.26)	(1.57)	$14.54	25.95%
12/31/2020	$12.35	0.12	1.16	1.28	(0.16)	(0.68)	(0.84)	$12.79	10.93%
Class L
12/31/2024	$18.87	0.19	1.25	1.44	(0.01)	(0.49)	(0.50)	$19.81	7.71%
12/31/2023	$16.71	0.19	2.32	2.51	(0.01)	(0.34)	(0.35)	$18.87	15.07%
12/31/2022	$20.94	0.18	(3.68)	(3.50)	(0.04)	(0.69)	(0.73)	$16.71	(16.67%)
12/31/2021	$17.83	0.13	4.43	4.56	(0.19)	(1.26)	(1.45)	$20.94	25.61%
12/31/2020	$16.80	0.12	1.65	1.77	(0.06)	(0.68)	(0.74)	$17.83	10.82%
Institutional Class
12/31/2024	$6.53	0.11	0.44	0.55	(0.16)	(0.49)	(0.65)	$6.43	8.54%
12/31/2023	$6.08	0.11	0.83	0.94	(0.15)	(0.34)	(0.49)	$6.53	15.70%
12/31/2022	$8.26	0.10	(1.45)	(1.35)	(0.14)	(0.69)	(0.83)	$6.08	(16.21%)
12/31/2021	$7.87	0.11	1.96	2.07	(0.42)	(1.26)	(1.68)	$8.26	26.40%
12/31/2020	$7.93	0.10	0.73	0.83	(0.21)	(0.68)	(0.89)	$7.87	11.47%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)
Supplemental Data and Ratios
Investor Class
12/31/2024	$762,951	0.57%	0.56%	1.27%	27%
12/31/2023	$467,089	0.57%	0.56%	1.36%	30%
12/31/2022	$499,381	0.57%	0.56%	1.12%	33%
12/31/2021	$505,466	0.56%	0.56%	0.86%	20%
12/31/2020	$438,004	0.56%	0.56%	1.11%	24%
Class L
12/31/2024	$25,446	0.90%	0.81%	0.98%	27%
12/31/2023	$26,796	0.89%	0.81%	1.11%	30%
12/31/2022	$27,993	0.93%	0.81%	1.00%	33%
12/31/2021	$2,609	0.97%	0.81%	0.62%	20%
12/31/2020	$2,121	0.87%	0.81%	0.87%	24%
Institutional Class
12/31/2024	$394,487	0.20%	0.20%	1.62%	27%
12/31/2023	$344,521	0.21%	0.21%	1.72%	30%
12/31/2022	$319,255	0.21%	0.21%	1.44%	33%
12/31/2021	$369,318	0.20%	0.20%	1.21%	20%
12/31/2020	$357,016	0.20%	0.20%	1.47%	24%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment loss(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2024	$10.30	(0.08)	1.17	1.09	(0.05)	(0.73)	(0.78)	$10.61	10.49%
12/31/2023	$8.90	(0.07)	1.47	1.40	—	(0.00)(d)	(0.00) (d)	$10.30	15.76%
12/31/2022	$12.41	(0.08)	(3.06)	(3.14)	(0.05)	(0.32)	(0.37)	$8.90	(25.36%)
12/31/2021	$13.40	(0.12)	1.98	1.86	(1.05)	(1.80)	(2.85)	$12.41	13.76%
12/31/2020	$10.89	(0.07)	4.00	3.93	(0.85)	(0.57)	(1.42)	$13.40	36.90%
Institutional Class
12/31/2024	$10.61	(0.05)	1.21	1.16	(0.10)	(0.73)	(0.83)	$10.94	10.84%
12/31/2023	$9.14	(0.03)	1.50	1.47	—	(0.00)(d)	(0.00) (d)	$10.61	16.11%
12/31/2022	$12.68	(0.04)	(3.13)	(3.17)	(0.05)	(0.32)	(0.37)	$9.14	(25.04%)
12/31/2021	$13.59	(0.07)	1.99	1.92	(1.03)	(1.80)	(2.83)	$12.68	14.03%
12/31/2020	$11.02	(0.04)	4.08	4.04	(0.90)	(0.57)	(1.47)	$13.59	37.51%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment loss to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
12/31/2024	$6,559	1.71%	1.19%	(0.75%)	55%
12/31/2023	$8,975	1.78%	1.19%	(0.71%)	60%
12/31/2022	$5,602	1.75%	1.19%	(0.78%)	60%
12/31/2021	$7,720	1.60%	1.19%	(0.85%)	60%
12/31/2020	$7,908	1.67%	1.19%	(0.67%)	80%
Institutional Class
12/31/2024	$133,242	0.95%	0.84%	(0.40%)	55%
12/31/2023	$127,503	0.95%	0.84%	(0.35%)	60%
12/31/2022	$101,748	0.95%	0.84%	(0.43%)	60%
12/31/2021	$128,226	0.91%	0.84%	(0.50%)	60%
12/31/2020	$111,767	0.92%	0.84%	(0.32%)	80%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2024	$35.91	0.21	2.73	2.94	—	(0.41)	(0.41)	$38.44	8.21%
12/31/2023	$31.17	0.19	5.36	5.55	(0.02)	(0.79)	(0.81)	$35.91	17.81%
12/31/2022	$35.69	0.23	(3.83)	(3.60)	(0.02)	(0.90)	(0.92)	$31.17	(10.03%)
12/31/2021	$29.05	0.14	8.72	8.86	(1.20)	(1.02)	(2.22)	$35.69	30.67%
12/31/2020	$28.23	0.14	0.75	0.89	—	(0.07)	(0.07)	$29.05	3.20%
Institutional Class
12/31/2024	$6.76	0.06	0.52	0.58	(0.14)	(0.41)	(0.55)	$6.79	8.65%
12/31/2023	$6.58	0.07	1.12	1.19	(0.22)	(0.79)	(1.01)	$6.76	18.19%
12/31/2022	$8.40	0.08	(0.92)	(0.84)	(0.08)	(0.90)	(0.98)	$6.58	(9.70%)
12/31/2021	$8.00	0.07	2.40	2.47	(1.05)	(1.02)	(2.07)	$8.40	31.17%
12/31/2020	$7.84	0.06	0.20	0.26	(0.03)	(0.07)	(0.10)	$8.00	3.54%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)
Investor Class
12/31/2024	$72,648	1.15%	1.09%	0.55%	42%
12/31/2023	$70,367	1.17%	1.09%	0.57%	74%
12/31/2022	$62,951	1.14%	1.09%	0.71%	46%
12/31/2021	$74,488	1.12%	1.09%	0.41%	40%
12/31/2020	$68,753	1.13%	1.09%	0.58%	93%
Institutional Class
12/31/2024	$417,985	0.74%	0.74%	0.90%	42%
12/31/2023	$385,952	0.74%	0.74%	1.02%	74%
12/31/2022	$317,543	0.74%	0.74%	1.06%	46%
12/31/2021	$394,560	0.73%	0.73%	0.77%	40%
12/31/2020	$351,671	0.74%	0.74%	0.97%	93%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.  Empower Funds presently consists of forty-four funds. Interest in the Funds are included herein. Each Fund is diversified as defined in the 1940 Act.  The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
Investment Objectives
Empower S&P Small Cap 600® Index Fund - seeks investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600® Index
Empower Small Cap Growth Fund - seeks long-term capital appreciation
Empower Small Cap Value Fund - seeks long-term capital growth
The Funds each offer two share classes referred to as Investor Class and Institutional Class shares except the Empower S&P Small Cap 600® Index Fund. The Empower S&P Small Cap 600® Index Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter ("OTC") market, the last sale price as

Annual Report - December 31, 2024

of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2024, all of the Funds' investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs.  More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

Annual Report - December 31, 2024

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for a Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no provision of federal income or excise tax is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of a Fund, if any, are declared and paid annually. Capital gain distributions of a Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of a Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2024 and 2023 were as follows:
Empower S&P Small Cap 600® Index Fund
	2024	2023
Ordinary income	$14,805,937	$10,150,109
Long-term capital gain	56,092,439	30,101,584
	$70,898,376	$40,251,693
Empower Small Cap Growth Fund
	2024	2023
Ordinary income	$1,145,219	$-
Long-term capital gain	8,653,231	28,434
	$9,798,450	$28,434
Empower Small Cap Value Fund
	2024	2023
Ordinary income	$8,509,093	$10,822,463
Long-term capital gain	23,563,207	42,437,873
	$32,072,300	$53,260,336
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes.  As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Empower S&P Small Cap 600® Index Fund
Undistributed net investment income	$4,606,528
Undistributed long-term capital gains	12,065,873
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	121,415,068
Tax composition of capital	$138,087,469

Annual Report - December 31, 2024

Empower Small Cap Growth Fund
Undistributed net investment income	$557,483
Undistributed long-term capital gains	2,347,945
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	16,923,615
Tax composition of capital	$19,829,043
Empower Small Cap Value Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	5,940,002
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	63,925,701
Tax composition of capital	$69,865,703
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2024 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments
Empower S&P Small Cap 600® Index Fund	$1,085,403,544	$236,839,183	$(115,424,115)	$121,415,068
Empower Small Cap Growth Fund	124,500,350	26,673,328	(9,749,713)	16,923,615
Empower Small Cap Value Fund	415,224,329	95,178,144	(31,252,443)	63,925,701
Segment Reporting
The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. The ECM Board of Managers acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each of the Funds operates as a single operating segment based on the fact that each has a single investment strategy as disclosed in its prospectus, against which the CODM assesses the performance, and it is the level at which discrete financial information is available. The financial information provided to and reviewed by the CODM is presented within each of the Funds’ financial statements.
2.  DERIVATIVE FINANCIAL INSTRUMENTS
Each Fund's investment objective allows it to enter into various types of derivative contracts as outlined in the Fund's prospectus.
In pursuit of its investment objective, each Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Each Fund may be exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that a Fund may be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to a Fund, if applicable. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report - December 31, 2024

Futures Contracts
A Fund may use futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments.  Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities.  When a Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.
The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower S&P Small Cap 600® Index Fund
Futures Contracts:
Average long contracts	107
Average notional long	$11,451,954
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2024 is as follows:
Empower S&P Small Cap 600® Index Fund
Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized depreciation on futures contracts	$(602,040)(a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2024 is as follows:
Empower S&P Small Cap 600® Index Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$2,752,424	Net change in unrealized depreciation on futures contracts	$(778,621)

Annual Report - December 31, 2024

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America ("Empower of America"). As compensation for its services to Empower Funds, ECM receives the below monthly compensation at the described annual rate of each Fund’s average daily net assets. Certain administration and accounting services fees for each Fund are included in the investment advisory agreement.
Fund Name	Annual Advisory Rate
Empower S&P Small Cap 600® Index Fund	0.19% up to $1 billion dollars
0.14% over $1 billion dollars
0.09% over $2 billion dollars
Empower Small Cap Growth Fund	0.83% up to $1 billion dollars
0.78% over $1 billion dollars
0.73% over $2 billion dollars
Empower Small Cap Value Fund	0.71%
ECM has contractually agreed to waive fees or reimburse expenses that exceed the annual rate, shown in the table below, of each Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by each Fund, excluding shareholder service fees, distribution fees (if applicable) and certain extraordinary expenses (the “Expense Limit”).  The agreement's current term ends on April 30, 2025 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
Fund Name	Expense Limit Annual Rate
Empower S&P Small Cap 600® Index Fund	0.21%
Empower Small Cap Growth Fund	0.84%
Empower Small Cap Value Fund	0.74%
ECM is permitted upon approval by the Board to recoup amounts waived or reimbursed by each Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of each Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. As of December 31, 2024, the amounts subject to recoupment were as follows:
Empower S&P Small Cap 600® Index Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Recoupment of Past Reimbursed Fees by ECM
$95,525	$74,765	$92,267	$0
Empower Small Cap Growth Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Recoupment of Past Reimbursed Fees by ECM
$155,131	$149,900	$176,637	$0

Annual Report - December 31, 2024

Empower Small Cap Value Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Recoupment of Past Reimbursed Fees by ECM
$42,066	$113,843	$65,714	$0
ECM and Empower Funds have entered into sub-advisory agreements with, and are responsible for compensating the sub-advisers below for their services:
Empower S&P Small Cap 600® Index Fund - Irish Life Investment Managers Limited, an affiliate of ECM and Empower of America, receives monthly compensation for its services at the annual rate of 0.013% of the Fund's net assets.
Empower Small Cap Growth Fund - Lord, Abbett & Co. LLC and Peregrine Capital Management LLC
Empower Small Cap Value Fund - Hotchkis & Wiley Capital Management, LLC and Loomis, Sayles & Company, L.P.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of each Fund and Class L shares of the Empower S&P Small Cap 600® Index Fund, a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Funds.  The Empower S&P Small Cap 600® Index Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders.  The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $1,435,000 for the fiscal year ended December 31, 2024.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were as follows:
	Purchases	Sales
Empower S&P Small Cap 600® Index Fund	$545,943,696	$282,689,120
Empower Small Cap Growth Fund	74,110,849	85,418,745
Empower Small Cap Value Fund	195,543,674	203,350,052
For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
Each Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement each Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of each Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of each Fund and necessary collateral adjustments are made between such Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. Each Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board. Each Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

Annual Report - December 31, 2024

Collateral was invested in Government Money Market Funds. As of December 31, 2024, each Fund's securities on loan value and collateral received, as reported on the Statement of Assets and Liabilities, were as follows:
	Market Value	Collateral Received
Empower S&P Small Cap 600® Index Fund	$33,886,680	$34,956,791
Empower Small Cap Growth Fund	4,928,094	5,050,997
Empower Small Cap Value Fund	5,896,760	6,003,599

Under the securities lending agreement, the cash collateral received represents a secured borrowing, and is collateralized by the securities loaned. As of December 31, 2024 each Fund's class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.  Additional information regarding each Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, a Fund may also enter into contracts that provide general indemnifications. A Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2024, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - December 31, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Empower Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Empower S&P Small Cap 600® Index Fund, Empower Small Cap Growth Fund, and Empower Small Cap Value Fund (the “Funds”), three of the funds comprising Empower Funds, Inc., including the schedules of investments, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 24, 2025
We have served as the auditor of one or more Empower investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2024, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Empower S&P Small Cap 600® Index Fund	70%
Empower Small Cap Growth Fund	0%
Empower Small Cap Value Fund	71%

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form NPORT. Empower Funds’ Form NPORT reports are available on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents, and may be reviewed and copied at the SEC’s Public Reference Room in Washington,D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds’ accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: February 24, 2025

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: February 24, 2025